Document and Entity Information	1 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Western Asset Mortgage Capital Corp
Entity Central Index Key	0001465885
Document Type	S-11
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Balance Sheets Audited (USD $)	Jun. 30, 2012	May 15, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 26,781,000	$ 1,000	$ 1,000	$ 1,000
Total assets	2,064,860,000		1,000	1,000
STOCKHOLDERS' EQUITY
Commitments and contingencies Note (3)
Common Stock, $0.01 par value. 100,000 shares authorized, 100 shares issued and outstanding.	103,000		1
Additional paid-in capital	204,308,000		999	1,000
Total Stockholders' Equity	$ 208,672,000	$ 1,000	$ 1,000	$ 1,000

Balance Sheets Audited (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Balance Sheets
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	100,000	100,000
Common stock, shares issued	10,343,944	100	100
Common stock, shares outstanding	10,343,944	100	100

Organization	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Organization
Organization

Note 1 – Organization

Western Asset Mortgage Capital Corporation (is referred to throughout this report as the “Company”) is a residential real estate finance company that invests in residential mortgage assets in the United States.  The Company has selectively constructed a portfolio of assets that currently consists of Agency RMBS and that over time may be diversified to cover a broader range of other residential mortgage assets, including non-Agency RMBS, as well as asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”).

The Company was organized in the state of Delaware on June 3, 2009. The Company filed a Certificate of Dissolution in Delaware on May 5, 2010 and revoked such dissolution by filing a Certificate of Revocation of Dissolution on March 24, 2011. On March 24, 2011, Western Asset Management Company (“WAM”, or the “Manager”), an investment advisor registered with the Securities and Exchange Commission, made a $1,000 initial capital contribution to the Company. WAM is a wholly-owned subsidiary of Legg Mason, Inc and is the external manager of the Company. The Company intends to elect and qualify to be taxed as a real estate investment trust or “REIT” commencing with its taxable year ending December 31, 2012.

Through May 14, 2012, the Company complied with the reporting requirements for development stage enterprises. The Company incurred organizational, accounting and offering costs in connection with the Company’s initial public offering (the “IPO”) of its common stock and concurrent private placements. In accordance with the Management Agreement (as defined herein in Note 8) between the Company and the Manager, the Company will reimburse the Manager for up to $1.2 million of offering and other related organization costs, which have been paid by the Manager, from the proceeds of the IPO and concurrent private placements on May 15, 2012. The Manager has agreed to pay for all costs in excess of $1.2 million. The Company ceased reporting as a development stage company on May 15, 2012.

1. Organization

        Western Asset Mortgage Capital Corporation (the "Company") was organized in the state of Delaware on June 3, 2009. The Company filed a Certificate of Dissolution in Delaware on May 5, 2010 and revoked such dissolution by filing a Certificate of Revocation of Dissolution on March 24, 2011. Under the Company's charter, the Company is authorized to issue up to 100,000 shares of common stock. The Company has not commenced operations. The Company has selected December 31 as its year-end.

        The sole stockholder of the Company is the Company's manager, Western Asset Management Company ("WAM"), an investment advisor registered with the Securities and Exchange Commission. On March 24, 2011, WAM made a $1,000 initial capital contribution to the Company. WAM is a wholly-owned subsidiary of Legg Mason, Inc.

        The Company is considered in the development stage as defined in ASC Topic 915, "Accounting and Reporting by Development Stage Enterprises" and is subject to the risks associated with development stage enterprises.

Formation of the Company and Initial Public Offering	3 Months Ended
Mar. 31, 2012
Formation of the Company and initial public offering
Formation of the Company and initial public offering

2. Formation of the Company and initial public offering

        The Company's ability to commence operations is contingent upon obtaining sufficient equity capital through a successful initial public offering of common stock (the "IPO"), which is anticipated to be finalized in May 2012. The Company's management has broad discretion with respect to the use of net proceeds from the IPO, although WAM's stated intention, in its role as manager, is to use the proceeds to invest in the Company's target assets including residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities.

        The Company will be subject to the risks involved with real estate and real estate-related debt instruments. These include, among others, the risks normally associated with changes in the general economic climate, changes in the mortgage market, changes in tax laws, interest rate levels and the availability of financing. The Company intends to qualify as a real estate investment trust (a "REIT") under the Internal Revenue Code commencing with its taxable period ending December 31, 2012. As a REIT, the Company will generally not be subject to corporate income taxes on taxable income distributed to stockholders. In order to maintain its tax status as a REIT, the Company plans to distribute at least 90% of its net taxable income to its stockholders.

Summary of Significant Accounting Policies	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary have been made to present fairly the Company’s financial position, results of operations and cash flows.  Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted in accordance with Article 10 of Regulation S-X and the instructions to Form 10-Q.  These financial statements should be read in conjunction with the Company’s Registration Statement on Form S-11, as originally filed on and declared effective on May 9, 2012 with the Securities and Exchange Commission (“SEC”).  The results of operations for the period ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year or any other future period.

The Company currently operates as one business segment.

Cash and Cash Equivalents

The Company considers all highly-liquid short term investments with original maturities of 90 days or less when purchased to be cash equivalents.  Cash and cash equivalents are exposed to concentrations of credit risk. The Company places its cash and cash equivalents with what it believes to be high credit quality institutions. At times such investments may be in excess of the Federal Deposit Insurance Corporation insurance limit.

Classification of mortgage-backed securities and valuations of financial instruments

Mortgage-backed and US Treasury securities - Fair value election

The Company has elected the fair value option for all of its RMBS and US Treasury securities at the date of purchase, which permits the Company to measure these securities at estimated fair value with the change in estimated fair value included as a component of earnings. In the Manager’s view, this election more appropriately reflects the results of the Company’s operations for a particular reporting period, as financial asset fair value changes are presented in a manner consistent with the presentation and timing of the fair value changes of economic hedging instruments.

Balance Sheet Presentation

The Company’s mortgage-backed securities purchases and sales are recorded on the trade date, which results in an investment related payable (receivable) for RMBS purchased (sold) for which settlement has not taken place as of the balance sheet date. The Company’s RMBS pledged as collateral against borrowings under repurchase agreements are included in residential mortgage-backed securities on the balance sheet, with the fair value of such securities pledged disclosed parenthetically.

Valuation of financial instruments

The Company discloses the estimated fair value of its financial instruments according to a fair value hierarchy (Levels I, II, and III, as defined below). In accordance with GAAP, the Company is required to provide enhanced disclosures regarding instruments in the Level III category (which require significant management judgment), including a separate reconciliation of the beginning and ending balances for each major category of assets and liabilities.  GAAP establishes a framework for measuring estimated fair value and expands financial statement disclosure requirements for fair value measurements. GAAP further specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level I — Quoted prices in active markets for identical assets or liabilities.

Level II — Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level III — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

When available, the Company uses quoted market prices to determine the estimated fair value of an asset or liability. If quoted market prices are not available, the Company consults with independent pricing services or third party broker quotes, provided that there is no ongoing material event that affects the issuer of the securities being valued or the market thereof. If there is such an ongoing event, or if quoted market prices are not available, the Company will determine the estimated fair value of the securities using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates.  In the event pricing is based on broker quotes, the Company performs additional analysis on prices received based on broker quotes to validate the prices and adjustments are made as deemed necessary by management to capture current market information.

Valuation techniques for RMBS may be based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, assumptions related to prepayment speed, the frequency of defaults and, for non-Agency RMBS, severity of defaults, and attributes of the collateral underlying such securities. To the extent the inputs are observable and timely, the values would be categorized in Level II of the fair value hierarchy; otherwise they would be categorized as Level III.

The Company will determine the estimated fair value of derivative financial instruments and obtain quotations from a third party to facilitate the process of determining these fair values.

In May 2011, the Board issued amendments, which were adopted by the Company, to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards. New disclosures, with a particular focus on Level III measurement were required. All transfers between Level I and Level II were required to be disclosed. Information about when the current use of a non-financial asset measured at fair value differs from its highest and best use is to be disclosed. The Company does not hold any Level III assets and therefore, this update has no significant effect on the Company’s financial statements.

Fair value under GAAP represents an exit price in the normal course of business, not a forced liquidation price. If the Company were forced to sell assets in a short period to meet liquidity needs, the prices it receives could be substantially less than their recorded fair values. Furthermore, the analysis of whether it is more likely than not that the Company will be required to sell securities in an unrealized loss position prior to an expected recovery in value (if any), the amount of such expected required sales, and the projected identification of which securities would be sold is also subject to significant judgment, particularly in times of market illiquidity.

Any changes to the valuation methodology will be reviewed by the Company to ensure the changes are appropriate. As markets and products develop and the pricing for certain products becomes more transparent, the Company will continue to refine its valuation methodologies. The methods used by the Company may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company anticipates that its valuation methods will be appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the estimated fair value of certain financial instruments could result in a different estimate of estimated fair value at the reporting date. The Company uses inputs that are current as of the measurement date, which may include periods of market dislocation, during which price transparency may be reduced.

Interest income recognition

Interest income on mortgage-backed securities is accrued based on the outstanding principal balance and their contractual terms. Premiums and discounts associated with Agency RMBS and, to the extent the Company invests in such assets, non-Agency RMBS rated AA and higher at the time of purchase, are amortized into interest income over the estimated life of such securities using the effective yield method. Adjustments to premium and discount amortization are made for actual prepayment activity.  The Company estimates prepayments for its securities and as a result, if prepayments increase (or are expected to increase), the Company will accelerate the rate of amortization on premiums or discounts and make a retrospective adjustment to historical amortization.  Alternatively, if prepayments decrease (or are expected to decrease) the Company will reduce the rate of amortization on the premiums or discounts and make a retrospective adjustment to historical amortization.

To the extent the Company invests in non-Agency RMBS that are purchased at a discount to par value and/or are rated below AA at the time of purchase and Agency Interest-Only Strips that are not classified as a derivative, interest income will be recognized based on the effective yield method.  The effective yield on these securities will be based on the projected cash flows from each security, which will be estimated based on the Company’s observation of the then current information and events and will include assumptions related to interest rates, prepayment rates and the timing and amount of credit losses.  On at least a quarterly basis, the Company will review and, if appropriate, make adjustments to its cash flow projections based on input and analysis received from external sources, internal models, and its judgment about interest rates, prepayment rates, the timing and amount of credit losses, and other factors. Changes in cash flows from those originally projected, or from those estimated at the last evaluation, may result in a prospective change in the yield/interest income recognized on such securities. Actual maturities of the securities will be affected by the contractual lives of the associated mortgage collateral, periodic payments of principal, and prepayments of principal. Therefore, actual maturities of the securities will generally be shorter than stated contractual maturities.

Based on the projected cash flow of any non-Agency RMBS purchased at a discount to par value, the Company may designate a portion of such purchase discount as credit protection against future credit losses and, therefore, not accrete such amount into interest income.  The amount designated as credit discount may be adjusted over time, based on the actual performance of the security, its underlying collateral, actual and projected cash flow from such collateral, economic conditions and other factors.  If the performance of a security with a credit discount is more favorable than forecasted, a portion of the amount designated as credit discount may be accreted into interest income prospectively.

Earnings per share

GAAP requires use of the two-class method of computing earnings per share for all periods presented for each class of common stock and participating securities as if all earnings for the period had been distributed.  Under the two-class method, during periods of net income, the net income is first reduced for dividends declared on all classes of securities to arrive at undistributed earnings.  During periods of net losses, the net loss is reduced for dividends declared on participating securities only if the security has the right to participate in the earnings of the entity and an objectively determinable contractual obligation to share in net losses of the entity.

The remaining earnings are allocated to common stockholders and participating securities, to the extent that each security shares in earnings, as if all of the earnings for the period had been distributed.  Each total is then divided by the applicable number of shares to arrive at basic earnings per share.  For the diluted earnings, the denominator includes all outstanding common shares and all potential common shares assumed issued if they are dilutive.  The numerator is adjusted for any changes in income or loss that would result from the assumed conversion of these potential common shares.

Due from counterparties/Due to counterparties

Due from counterparties represents cash posted with its counterparties as collateral for the Company’s interest rate swaps and repurchase agreements. Due to counterparties represents cash posted with the Company by its counterparties as collateral under the Company’s interest rate swaps and repurchase agreements. Due from counterparties and Due to counterparties is carried at cost, which approximates fair value.

Hedging instruments and hedging activities

Subject to maintaining its qualification as a REIT for U.S. federal income tax purposes, the Company utilizes derivative financial instruments, including interest rate swaps, U.S. treasuries and Agency Interest-Only Strips to hedge the interest rate risk associated with its portfolio and related borrowings. Derivatives will be used for hedging purposes rather than speculation. The Company will determine the estimated fair value of its derivative positions and obtain quotations from a third party to facilitate the process of determining these estimated fair values. If the Company’s hedging activities do not achieve the desired results, reported earnings may be adversely affected.

GAAP requires an entity to recognize all derivatives as either assets or liabilities and to measure those instruments at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives are classified as either hedges of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge) or hedges of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).  Fair value adjustments are recorded in earnings immediately, if the Company does not elect hedge accounting for a derivative instrument.

The Company elected not to apply hedge accounting for its derivative instruments and records the change in estimated fair value and net interest rate swap payments (including accrued amounts) related to interest rate swaps in earnings.

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For stock-based derivative financial instruments, the Company uses a variation of the adjusted Black-Scholes option valuation model to value the derivative instruments at inception. In addition, certain of the Company’s Agency Interest-Only Strips may be considered derivatives for GAAP purposes.

Repurchase agreements

Mortgage-backed securities sold under repurchase agreements are treated as collateralized financing transactions, unless they meet sales treatment. Securities financed through a repurchase agreement remain on the Company’s balance sheet as an asset and cash received from the lender is recorded in the Company’s balance sheet as a liability. Interest paid in accordance with repurchase agreements is recorded as interest expense.

In instances where the Company acquires securities through repurchase agreements with the same counterparty from which the securities were purchased, the Company will account for the purchase commitment and repurchase agreement on a net basis and record a forward commitment to purchase securities as a derivative instrument if the transaction does not comply with the criteria for gross presentation. Such forward commitments will be recorded at fair value with subsequent changes in fair value recognized in income. Additionally, the Company will record the cash portion of its investment in securities as a mortgage-related receivable from the counterparty on its balance sheet. If the transaction complies with the criteria for gross presentation, the Company will record the assets and the related financing on a gross basis in its balance sheet and the corresponding interest income and interest expense in its statement of operations.

Share-based compensation

The Company accounts for share-based compensation to its independent directors, to its employees, to its Manager and to employees of its Manager and its affiliates using the fair value based methodology prescribed by GAAP.  Compensation cost related to restricted common stock issued to the Company’s independent directors and employees of the Company is measured at its estimated fair value at the grant date, and amortized into expense over the vesting period on a straight-line basis. Compensation costs related to restricted common stock issued to the Manager and to employees of the Manager and its affiliates will initially be measured at estimated fair value at the grant date, and amortized into expense over the vesting period on a straight-line basis and remeasured on subsequent dates to the extent the awards are unvested.

Warrants

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations.  Financial instruments without these features are recorded as a component of equity.  For the Company’s warrants, the Company uses a variation of the adjusted Black-Scholes option valuation model to record the financial instruments at their relative fair values at issuance. The warrants issued with the Company’s common stock in the private placement to certain accredited institutional investors have been evaluated by the Company and have been recorded at their relative fair value as a component of equity.

Income taxes

The Company intends to elect and qualify to be taxed as a REIT commencing with its taxable year ending December 31, 2012. Accordingly, the Company will generally not be subject to corporate U.S. federal or state income tax to the extent that the Company makes qualifying distributions to stockholders, and provided that the Company satisfies, on a continuing basis, through actual investment and operating results, the REIT requirements including certain asset, income, distribution and stock ownership tests. If the Company fails to qualify as a REIT, and does not qualify for certain statutory relief provisions, the Company will be subject to U.S. federal, state and local income taxes and may be precluded from qualifying as a REIT for the subsequent four taxable years following the year in which the Company lost its REIT qualification. Accordingly, the failure to qualify as a REIT could have a material adverse impact on the Company’s results of operations and amounts available for distribution to stockholders.

The dividends paid deduction for qualifying dividends paid to stockholders is computed using the Company’s taxable income as opposed to net income reported on the financial statements. Taxable income, generally, will differ from net income reported on the financial statements because the determination of taxable income is based on tax provisions and not GAAP.

The Company may create and elect to treat certain subsidiaries as Taxable REIT Subsidiaries (“TRS”). In general, a TRS may hold assets and engage in activities that the Company cannot hold or engage in directly and generally may engage in any real estate or non-real estate-related business. A TRS is subject to U.S. federal, state and local corporate income taxes and its value may not exceed 25% of the value of the Company.  As of June 30, 2012, the Company does not have a TRS.

While a TRS will generate net income, a TRS can declare dividends to the Company, which will be included in the Company’s taxable income and necessitate a distribution to the Company’s stockholders. Conversely, if the earnings are retained at a TRS level, no distribution is required, thereby increasing the book equity of the Company.

The Company evaluates uncertain tax positions, if any, and classifies interest and penalties, if any, related to unrecognized tax benefits as a component of provision for income taxes.

Offering costs

Offering costs incurred by the Company in connection with the IPO and concurrent private placements are reflected as a reduction of additional paid-in-capital.

Accounting standards applicable to emerging growth companies

The JOBS Act contains provisions that relax certain requirements for “emerging growth companies”, which includes us. For as long as the Company is an emerging growth company, which may be up to five full fiscal years, unlike other public companies, the Company will not be required to: (i) comply with any new or revised financial accounting standards applicable to public companies until such standards are also applicable to private companies under Section 102(b)(1) of the JOBS Act; (ii) provide an auditor’s attestation report on management’s assessment of the effectiveness of the Company’s system of internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act; (iii) comply with any new requirements adopted by the PCAOB requiring mandatory audit firm rotation or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the issuer; or (iv) comply with any new audit rules adopted by the PCAOB after April 5, 2012, unless the SEC determines otherwise.

As noted above, under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies. The Company intends to take advantage of such extended transition period. Since the Company will not be required to comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies, its financial statements may not be comparable to the financial statements of companies that comply with public company effective dates. If the Company were to elect to comply with these public company effective dates, such election would be irrevocable pursuant to Section 107 of the JOBS Act.

Recent accounting pronouncements

Accounting Standards to be Adopted in Future Periods

In May 2011, the FASB issued guidance that clarifies its intent regarding the application of existing fair value measurement requirements including: 1) prohibiting the inclusion of block discounts in all fair value measurements, not just Level I measurements; 2) adding guidance on when to include other premiums and discounts in fair value measurements;  3) clarifying that the concepts of “highest and best use” and “valuation premise” apply only when measuring the fair value of non-financial assets and 4) adding an exception that allows the measurement of a group of financial assets and liabilities with offsetting risks (e.g., a portfolio of derivative contracts) at their net exposure to a particular risk if certain criteria are met. For non-public entities, this guidance is effective for fiscal years beginning after December 15, 2011. The Company does not hold any Level III assets and therefore, this update will have no significant effect on the Company’s financial statements.

In December 2011, the FASB issued guidance requiring additional disclosure information about offsetting and related arrangements.  Entities will be required to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to an agreement similar to a master netting arrangement.  This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements.  The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”).  The guidance is effective for periods beginning on or after January 1, 2013 and interim periods within those annual periods. While this guidance may result in certain additional disclosures, it is not expected to have a material impact on the Company’s financial statements.

3. Significant accounting policies

Use of estimates

        The preparation of the balance sheet in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Cash and cash equivalents

        Cash and cash equivalents include non-interest bearing non-restricted cash and may also include highly liquid investments with original maturities of three months or less.

Underwriting commissions and offering costs

        Underwriting commissions and offering costs to be incurred in connection with the Company's securities offerings will be reflected as a reduction of additional paid-in-capital when it is probable that the Company will be responsible for such costs and they can be reasonably estimated. Costs incurred that are not directly associated with the completion of the offerings will be accrued and expensed as incurred to the extent that the Company is responsible for such expenses.

        WAM has agreed to pay all such underwriting commissions as well as placement agent fees for the private placement of units that the Company is conducting concurrently with the IPO; therefore no such costs will be borne by the Company. As of March 31, 2012, WAM has incurred approximately $650,000 related to the offering or organizational costs. Upon successful completion of the IPO, the Company will be required to reimburse WAM for these costs from the proceeds of the offerings up to $1.2 million. Amounts in excess of $1.2 million will be borne by WAM.

Subsequent Events	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Subsequent Events
Subsequent Events
Note 13 – Subsequent Events On July 26, 2012, the Company declared a dividend of $0.38 per share with a record date of August 6, 2012 and a payment date of August 14, 2012.

4. Subsequent events

        Management has evaluated events and transactions occurring through the date of filing this financial statement. Such evaluation resulted in no adjustments to the accompanying financial statement.

Summary of Significant Accounting Policies (Policies)	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies
Use of estimates

Use of estimates

        The preparation of the balance sheet in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly-liquid short term investments with original maturities of 90 days or less when purchased to be cash equivalents.  Cash and cash equivalents are exposed to concentrations of credit risk. The Company places its cash and cash equivalents with what it believes to be high credit quality institutions. At times such investments may be in excess of the Federal Deposit Insurance Corporation insurance limit.

Cash and cash equivalents Cash and cash equivalents include non-interest bearing non-restricted cash and may also include highly liquid investments with original maturities of three months or less.

Underwriting commissions and offering costs

Underwriting commissions and offering costs

        Underwriting commissions and offering costs to be incurred in connection with the Company's securities offerings will be reflected as a reduction of additional paid-in-capital when it is probable that the Company will be responsible for such costs and they can be reasonably estimated. Costs incurred that are not directly associated with the completion of the offerings will be accrued and expensed as incurred to the extent that the Company is responsible for such expenses.

        WAM has agreed to pay all such underwriting commissions as well as placement agent fees for the private placement of units that the Company is conducting concurrently with the IPO; therefore no such costs will be borne by the Company. As of March 31, 2012, WAM has incurred approximately $650,000 related to the offering or organizational costs. Upon successful completion of the IPO, the Company will be required to reimburse WAM for these costs from the proceeds of the offerings up to $1.2 million. Amounts in excess of $1.2 million will be borne by WAM.

Organization (Details) (USD $)	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011
Organization
Common stock, shares authorized	100,000		500,000,000	100,000
Initial capital contribution	$ 1,000	$ 1,000

Formation of the Company and Initial Public Offering (Details)	1 Months Ended
Mar. 31, 2012
Formation of the Company and initial public offering
REIT distribution requirement (as a percent)	90.00%

Summary of Significant Accounting Policies (Details) (Manager, USD $)	Jun. 30, 2012	Mar. 31, 2012
Manager
Related Party Transactions
Offering or organizational costs incurred		$ 650,000
Offering and other related organization costs to be reimbursed	$ 1,200,000	$ 1,200,000

Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 26,781,000	$ 1,000
Residential mortgage-backed securities, at fair value ($1,819,089 pledged as collateral, at fair value)	1,918,832,000
Investment related receivables	102,336,000
Accrued interest receivable	7,076,000
Due from counterparties	8,000,000
Derivative assets, at fair value	1,283,000
Other assets	552,000
Total Assets	2,064,860,000	1,000
Liabilities:
Borrowings under repurchase agreements	1,736,493,000
Investment related payables	106,019,000
Accrued interest payable	1,000,000
Due to counterparties	4,309,000
Derivative liability, at fair value	6,327,000
Accounts payable and accrued expenses	433,000
Payable to related party	1,607,000
Total Liabilities	1,856,188,000
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.01 par value, 500,000,000 and 100,000 shares authorized, 10,343,944 and 100 shares issued and outstanding, respectively	103,000
Preferred stock, $0.01 par value, 100,000,000 shares authorized and no shares outstanding
Additional paid-in capital	204,308,000	1,000
Retained earnings	4,261,000
Total Stockholders' Equity	208,672,000	1,000
Total Liabilities and Stockholders' Equity	$ 2,064,860,000	$ 1,000

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012
Balance Sheets
Residential mortgage-backed securities, at fair value pledged as collateral (in dollars)	$ 1,819,089
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares issued	10,343,944
Common stock, shares outstanding	10,343,944
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized	100,000,000
Preferred stock, shares outstanding	0

Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Net Interest Income:
Interest income	$ 6,850
Interest expense	725
Net Interest Income	6,125
Other Income (Loss):
Realized gain on sale of Residential mortgage-backed securities and other securities, net	1,120
Other loss on Residential mortgage-backed securities	(605)
Unrealized gain on Residential mortgage-backed securities and other securities, net	3,925
Loss on derivative instruments (includes ($5,408) mark-to-market adjustments on derivative instruments), net	(5,313)
Other Income (Loss), net	(873)
Operating Expenses:
General and administrative (includes $54 non-cash stock based compensation)	584
Total Operating Expenses	991
Net income available to Common Stock and participating securities	$ 4,261
Earnings per Common Share - Basic and Diluted (in dollars per share)	$ 0.41
Basic and diluted weighted average number of common shares outstanding (in shares)	10,334,824

Statement of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Statement of Operations
Loss on derivative instruments, mark-to-market adjustments on derivative instruments	$ 5,408
General and administrative, non-cash stock based compensation	$ 54

Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid- In Capital	Retained Earnings
Balance at May. 15, 2012	$ 1,000		$ 1,000
Balance (in shares) at May. 15, 2012		100
Increase (Decrease) in Stockholders' Equity
Redemption of common stock	(1,000)		(1,000)
Redemption of common stock (in shares)		(100)
Proceeds from public offering of common stock	160,000,000	80,000	159,920,000
Proceeds from public offering of common stock (in shares)		8,000,000
Offering costs	(1,200,000)		(1,200,000)
Proceeds from private placement of common stock	42,611,000	23,000	42,588,000
Proceeds from private placement of common stock (in shares)		2,277,830
Warrants	2,946,000		2,946,000
Grants of restricted stock (in shares)		66,114
Vesting of restricted stock	54,000		54,000
Net income	4,261,000			4,261,000
Balance at Jun. 30, 2012	$ 208,672,000	$ 103,000	$ 204,308,000	$ 4,261,000
Balance (in shares) at Jun. 30, 2012	10,343,944	10,343,944

Statement of Cash Flows (USD $)	1 Months Ended
Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 4,261,000
Adjustments to reconcile net income to net cash provided by operating activities:
Premium amortization and (discount accretion), net	2,198,000
Restricted stock amortization expense	54,000
Unrealized (gain) loss on Residential mortgage-backed securities and other securities, net	(3,925,000)
Mark-to-market adjustments on derivative instruments	5,408,000
Other loss on Residential mortgage-backed securities	605,000
Realized (gain) loss on sale of Residential mortgage-backed securities and other securities, net	(1,120,000)
Changes in operating assets and liabilities:
Increase in accrued interest receivable	(7,076,000)
Increase in other assets	(552,000)
Increase in accrued interest payable	1,000,000
Increase in accounts payable and accrued expenses	433,000
Increase in payable to related party	407,000
Net cash provided by operating activities	1,693,000
Cash flows from investing activities:
Purchase of Residential mortgage-backed securities and other securities	(2,158,676,000)
Proceeds from sale of Residential mortgage-backed securities and other securities	237,390,000
Principal payments received on Residential mortgage-backed securities and other securities	8,015,000
Net cash used in investing activities	(1,913,271,000)
Cash flows from financing activities:
Proceeds from issuance of common stock	160,000,000
Proceeds from private placements of units and common stock (concurrent with initial public offering)	45,557,000
Redemption of common stock	(1,000)
Proceeds from repurchase agreement borrowings	3,192,929,000
Repayments of repurchase agreement borrowings	(1,456,436,000)
Due from counterparties	(8,000,000)
Due to counterparties	4,309,000
Net cash provided by financing activities	1,938,358,000
Net increase in cash and cash equivalents	26,780,000
Cash and cash equivalents beginning of period	1,000
Cash and cash equivalents end of period	26,781,000
Supplemental disclosure of operating cash flow information:
Interest paid	446,000
Supplemental disclosure of non-cash financing/investing activities:
Offering costs to be settled with related party	1,200,000
Mortgage-backed securities sold, not settled	102,336,000
Mortgage-backed securities purchased, not settled	$ (106,019,000)

Organization	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Organization
Organization

Note 1 – Organization

Western Asset Mortgage Capital Corporation (is referred to throughout this report as the “Company”) is a residential real estate finance company that invests in residential mortgage assets in the United States.  The Company has selectively constructed a portfolio of assets that currently consists of Agency RMBS and that over time may be diversified to cover a broader range of other residential mortgage assets, including non-Agency RMBS, as well as asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”).

The Company was organized in the state of Delaware on June 3, 2009. The Company filed a Certificate of Dissolution in Delaware on May 5, 2010 and revoked such dissolution by filing a Certificate of Revocation of Dissolution on March 24, 2011. On March 24, 2011, Western Asset Management Company (“WAM”, or the “Manager”), an investment advisor registered with the Securities and Exchange Commission, made a $1,000 initial capital contribution to the Company. WAM is a wholly-owned subsidiary of Legg Mason, Inc and is the external manager of the Company. The Company intends to elect and qualify to be taxed as a real estate investment trust or “REIT” commencing with its taxable year ending December 31, 2012.

Through May 14, 2012, the Company complied with the reporting requirements for development stage enterprises. The Company incurred organizational, accounting and offering costs in connection with the Company’s initial public offering (the “IPO”) of its common stock and concurrent private placements. In accordance with the Management Agreement (as defined herein in Note 8) between the Company and the Manager, the Company will reimburse the Manager for up to $1.2 million of offering and other related organization costs, which have been paid by the Manager, from the proceeds of the IPO and concurrent private placements on May 15, 2012. The Manager has agreed to pay for all costs in excess of $1.2 million. The Company ceased reporting as a development stage company on May 15, 2012.

1. Organization

        Western Asset Mortgage Capital Corporation (the "Company") was organized in the state of Delaware on June 3, 2009. The Company filed a Certificate of Dissolution in Delaware on May 5, 2010 and revoked such dissolution by filing a Certificate of Revocation of Dissolution on March 24, 2011. Under the Company's charter, the Company is authorized to issue up to 100,000 shares of common stock. The Company has not commenced operations. The Company has selected December 31 as its year-end.

        The sole stockholder of the Company is the Company's manager, Western Asset Management Company ("WAM"), an investment advisor registered with the Securities and Exchange Commission. On March 24, 2011, WAM made a $1,000 initial capital contribution to the Company. WAM is a wholly-owned subsidiary of Legg Mason, Inc.

        The Company is considered in the development stage as defined in ASC Topic 915, "Accounting and Reporting by Development Stage Enterprises" and is subject to the risks associated with development stage enterprises.

Summary of Significant Accounting Policies	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary have been made to present fairly the Company’s financial position, results of operations and cash flows.  Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted in accordance with Article 10 of Regulation S-X and the instructions to Form 10-Q.  These financial statements should be read in conjunction with the Company’s Registration Statement on Form S-11, as originally filed on and declared effective on May 9, 2012 with the Securities and Exchange Commission (“SEC”).  The results of operations for the period ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year or any other future period.

The Company currently operates as one business segment.

Cash and Cash Equivalents

The Company considers all highly-liquid short term investments with original maturities of 90 days or less when purchased to be cash equivalents.  Cash and cash equivalents are exposed to concentrations of credit risk. The Company places its cash and cash equivalents with what it believes to be high credit quality institutions. At times such investments may be in excess of the Federal Deposit Insurance Corporation insurance limit.

Classification of mortgage-backed securities and valuations of financial instruments

Mortgage-backed and US Treasury securities - Fair value election

The Company has elected the fair value option for all of its RMBS and US Treasury securities at the date of purchase, which permits the Company to measure these securities at estimated fair value with the change in estimated fair value included as a component of earnings. In the Manager’s view, this election more appropriately reflects the results of the Company’s operations for a particular reporting period, as financial asset fair value changes are presented in a manner consistent with the presentation and timing of the fair value changes of economic hedging instruments.

Balance Sheet Presentation

The Company’s mortgage-backed securities purchases and sales are recorded on the trade date, which results in an investment related payable (receivable) for RMBS purchased (sold) for which settlement has not taken place as of the balance sheet date. The Company’s RMBS pledged as collateral against borrowings under repurchase agreements are included in residential mortgage-backed securities on the balance sheet, with the fair value of such securities pledged disclosed parenthetically.

Valuation of financial instruments

The Company discloses the estimated fair value of its financial instruments according to a fair value hierarchy (Levels I, II, and III, as defined below). In accordance with GAAP, the Company is required to provide enhanced disclosures regarding instruments in the Level III category (which require significant management judgment), including a separate reconciliation of the beginning and ending balances for each major category of assets and liabilities.  GAAP establishes a framework for measuring estimated fair value and expands financial statement disclosure requirements for fair value measurements. GAAP further specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level I — Quoted prices in active markets for identical assets or liabilities.

Level II — Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level III — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

When available, the Company uses quoted market prices to determine the estimated fair value of an asset or liability. If quoted market prices are not available, the Company consults with independent pricing services or third party broker quotes, provided that there is no ongoing material event that affects the issuer of the securities being valued or the market thereof. If there is such an ongoing event, or if quoted market prices are not available, the Company will determine the estimated fair value of the securities using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates.  In the event pricing is based on broker quotes, the Company performs additional analysis on prices received based on broker quotes to validate the prices and adjustments are made as deemed necessary by management to capture current market information.

Valuation techniques for RMBS may be based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, assumptions related to prepayment speed, the frequency of defaults and, for non-Agency RMBS, severity of defaults, and attributes of the collateral underlying such securities. To the extent the inputs are observable and timely, the values would be categorized in Level II of the fair value hierarchy; otherwise they would be categorized as Level III.

The Company will determine the estimated fair value of derivative financial instruments and obtain quotations from a third party to facilitate the process of determining these fair values.

In May 2011, the Board issued amendments, which were adopted by the Company, to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards. New disclosures, with a particular focus on Level III measurement were required. All transfers between Level I and Level II were required to be disclosed. Information about when the current use of a non-financial asset measured at fair value differs from its highest and best use is to be disclosed. The Company does not hold any Level III assets and therefore, this update has no significant effect on the Company’s financial statements.

Fair value under GAAP represents an exit price in the normal course of business, not a forced liquidation price. If the Company were forced to sell assets in a short period to meet liquidity needs, the prices it receives could be substantially less than their recorded fair values. Furthermore, the analysis of whether it is more likely than not that the Company will be required to sell securities in an unrealized loss position prior to an expected recovery in value (if any), the amount of such expected required sales, and the projected identification of which securities would be sold is also subject to significant judgment, particularly in times of market illiquidity.

Any changes to the valuation methodology will be reviewed by the Company to ensure the changes are appropriate. As markets and products develop and the pricing for certain products becomes more transparent, the Company will continue to refine its valuation methodologies. The methods used by the Company may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company anticipates that its valuation methods will be appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the estimated fair value of certain financial instruments could result in a different estimate of estimated fair value at the reporting date. The Company uses inputs that are current as of the measurement date, which may include periods of market dislocation, during which price transparency may be reduced.

Interest income recognition

Interest income on mortgage-backed securities is accrued based on the outstanding principal balance and their contractual terms. Premiums and discounts associated with Agency RMBS and, to the extent the Company invests in such assets, non-Agency RMBS rated AA and higher at the time of purchase, are amortized into interest income over the estimated life of such securities using the effective yield method. Adjustments to premium and discount amortization are made for actual prepayment activity.  The Company estimates prepayments for its securities and as a result, if prepayments increase (or are expected to increase), the Company will accelerate the rate of amortization on premiums or discounts and make a retrospective adjustment to historical amortization.  Alternatively, if prepayments decrease (or are expected to decrease) the Company will reduce the rate of amortization on the premiums or discounts and make a retrospective adjustment to historical amortization.

To the extent the Company invests in non-Agency RMBS that are purchased at a discount to par value and/or are rated below AA at the time of purchase and Agency Interest-Only Strips that are not classified as a derivative, interest income will be recognized based on the effective yield method.  The effective yield on these securities will be based on the projected cash flows from each security, which will be estimated based on the Company’s observation of the then current information and events and will include assumptions related to interest rates, prepayment rates and the timing and amount of credit losses.  On at least a quarterly basis, the Company will review and, if appropriate, make adjustments to its cash flow projections based on input and analysis received from external sources, internal models, and its judgment about interest rates, prepayment rates, the timing and amount of credit losses, and other factors. Changes in cash flows from those originally projected, or from those estimated at the last evaluation, may result in a prospective change in the yield/interest income recognized on such securities. Actual maturities of the securities will be affected by the contractual lives of the associated mortgage collateral, periodic payments of principal, and prepayments of principal. Therefore, actual maturities of the securities will generally be shorter than stated contractual maturities.

Based on the projected cash flow of any non-Agency RMBS purchased at a discount to par value, the Company may designate a portion of such purchase discount as credit protection against future credit losses and, therefore, not accrete such amount into interest income.  The amount designated as credit discount may be adjusted over time, based on the actual performance of the security, its underlying collateral, actual and projected cash flow from such collateral, economic conditions and other factors.  If the performance of a security with a credit discount is more favorable than forecasted, a portion of the amount designated as credit discount may be accreted into interest income prospectively.

Earnings per share

GAAP requires use of the two-class method of computing earnings per share for all periods presented for each class of common stock and participating securities as if all earnings for the period had been distributed.  Under the two-class method, during periods of net income, the net income is first reduced for dividends declared on all classes of securities to arrive at undistributed earnings.  During periods of net losses, the net loss is reduced for dividends declared on participating securities only if the security has the right to participate in the earnings of the entity and an objectively determinable contractual obligation to share in net losses of the entity.

The remaining earnings are allocated to common stockholders and participating securities, to the extent that each security shares in earnings, as if all of the earnings for the period had been distributed.  Each total is then divided by the applicable number of shares to arrive at basic earnings per share.  For the diluted earnings, the denominator includes all outstanding common shares and all potential common shares assumed issued if they are dilutive.  The numerator is adjusted for any changes in income or loss that would result from the assumed conversion of these potential common shares.

Due from counterparties/Due to counterparties

Due from counterparties represents cash posted with its counterparties as collateral for the Company’s interest rate swaps and repurchase agreements. Due to counterparties represents cash posted with the Company by its counterparties as collateral under the Company’s interest rate swaps and repurchase agreements. Due from counterparties and Due to counterparties is carried at cost, which approximates fair value.

Hedging instruments and hedging activities

Subject to maintaining its qualification as a REIT for U.S. federal income tax purposes, the Company utilizes derivative financial instruments, including interest rate swaps, U.S. treasuries and Agency Interest-Only Strips to hedge the interest rate risk associated with its portfolio and related borrowings. Derivatives will be used for hedging purposes rather than speculation. The Company will determine the estimated fair value of its derivative positions and obtain quotations from a third party to facilitate the process of determining these estimated fair values. If the Company’s hedging activities do not achieve the desired results, reported earnings may be adversely affected.

GAAP requires an entity to recognize all derivatives as either assets or liabilities and to measure those instruments at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives are classified as either hedges of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge) or hedges of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).  Fair value adjustments are recorded in earnings immediately, if the Company does not elect hedge accounting for a derivative instrument.

The Company elected not to apply hedge accounting for its derivative instruments and records the change in estimated fair value and net interest rate swap payments (including accrued amounts) related to interest rate swaps in earnings.

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For stock-based derivative financial instruments, the Company uses a variation of the adjusted Black-Scholes option valuation model to value the derivative instruments at inception. In addition, certain of the Company’s Agency Interest-Only Strips may be considered derivatives for GAAP purposes.

Repurchase agreements

Mortgage-backed securities sold under repurchase agreements are treated as collateralized financing transactions, unless they meet sales treatment. Securities financed through a repurchase agreement remain on the Company’s balance sheet as an asset and cash received from the lender is recorded in the Company’s balance sheet as a liability. Interest paid in accordance with repurchase agreements is recorded as interest expense.

In instances where the Company acquires securities through repurchase agreements with the same counterparty from which the securities were purchased, the Company will account for the purchase commitment and repurchase agreement on a net basis and record a forward commitment to purchase securities as a derivative instrument if the transaction does not comply with the criteria for gross presentation. Such forward commitments will be recorded at fair value with subsequent changes in fair value recognized in income. Additionally, the Company will record the cash portion of its investment in securities as a mortgage-related receivable from the counterparty on its balance sheet. If the transaction complies with the criteria for gross presentation, the Company will record the assets and the related financing on a gross basis in its balance sheet and the corresponding interest income and interest expense in its statement of operations.

Share-based compensation

The Company accounts for share-based compensation to its independent directors, to its employees, to its Manager and to employees of its Manager and its affiliates using the fair value based methodology prescribed by GAAP.  Compensation cost related to restricted common stock issued to the Company’s independent directors and employees of the Company is measured at its estimated fair value at the grant date, and amortized into expense over the vesting period on a straight-line basis. Compensation costs related to restricted common stock issued to the Manager and to employees of the Manager and its affiliates will initially be measured at estimated fair value at the grant date, and amortized into expense over the vesting period on a straight-line basis and remeasured on subsequent dates to the extent the awards are unvested.

Warrants

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations.  Financial instruments without these features are recorded as a component of equity.  For the Company’s warrants, the Company uses a variation of the adjusted Black-Scholes option valuation model to record the financial instruments at their relative fair values at issuance. The warrants issued with the Company’s common stock in the private placement to certain accredited institutional investors have been evaluated by the Company and have been recorded at their relative fair value as a component of equity.

Income taxes

The Company intends to elect and qualify to be taxed as a REIT commencing with its taxable year ending December 31, 2012. Accordingly, the Company will generally not be subject to corporate U.S. federal or state income tax to the extent that the Company makes qualifying distributions to stockholders, and provided that the Company satisfies, on a continuing basis, through actual investment and operating results, the REIT requirements including certain asset, income, distribution and stock ownership tests. If the Company fails to qualify as a REIT, and does not qualify for certain statutory relief provisions, the Company will be subject to U.S. federal, state and local income taxes and may be precluded from qualifying as a REIT for the subsequent four taxable years following the year in which the Company lost its REIT qualification. Accordingly, the failure to qualify as a REIT could have a material adverse impact on the Company’s results of operations and amounts available for distribution to stockholders.

The dividends paid deduction for qualifying dividends paid to stockholders is computed using the Company’s taxable income as opposed to net income reported on the financial statements. Taxable income, generally, will differ from net income reported on the financial statements because the determination of taxable income is based on tax provisions and not GAAP.

The Company may create and elect to treat certain subsidiaries as Taxable REIT Subsidiaries (“TRS”). In general, a TRS may hold assets and engage in activities that the Company cannot hold or engage in directly and generally may engage in any real estate or non-real estate-related business. A TRS is subject to U.S. federal, state and local corporate income taxes and its value may not exceed 25% of the value of the Company.  As of June 30, 2012, the Company does not have a TRS.

While a TRS will generate net income, a TRS can declare dividends to the Company, which will be included in the Company’s taxable income and necessitate a distribution to the Company’s stockholders. Conversely, if the earnings are retained at a TRS level, no distribution is required, thereby increasing the book equity of the Company.

The Company evaluates uncertain tax positions, if any, and classifies interest and penalties, if any, related to unrecognized tax benefits as a component of provision for income taxes.

Offering costs

Offering costs incurred by the Company in connection with the IPO and concurrent private placements are reflected as a reduction of additional paid-in-capital.

Accounting standards applicable to emerging growth companies

The JOBS Act contains provisions that relax certain requirements for “emerging growth companies”, which includes us. For as long as the Company is an emerging growth company, which may be up to five full fiscal years, unlike other public companies, the Company will not be required to: (i) comply with any new or revised financial accounting standards applicable to public companies until such standards are also applicable to private companies under Section 102(b)(1) of the JOBS Act; (ii) provide an auditor’s attestation report on management’s assessment of the effectiveness of the Company’s system of internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act; (iii) comply with any new requirements adopted by the PCAOB requiring mandatory audit firm rotation or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the issuer; or (iv) comply with any new audit rules adopted by the PCAOB after April 5, 2012, unless the SEC determines otherwise.

As noted above, under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies. The Company intends to take advantage of such extended transition period. Since the Company will not be required to comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies, its financial statements may not be comparable to the financial statements of companies that comply with public company effective dates. If the Company were to elect to comply with these public company effective dates, such election would be irrevocable pursuant to Section 107 of the JOBS Act.

Recent accounting pronouncements

Accounting Standards to be Adopted in Future Periods

In May 2011, the FASB issued guidance that clarifies its intent regarding the application of existing fair value measurement requirements including: 1) prohibiting the inclusion of block discounts in all fair value measurements, not just Level I measurements; 2) adding guidance on when to include other premiums and discounts in fair value measurements;  3) clarifying that the concepts of “highest and best use” and “valuation premise” apply only when measuring the fair value of non-financial assets and 4) adding an exception that allows the measurement of a group of financial assets and liabilities with offsetting risks (e.g., a portfolio of derivative contracts) at their net exposure to a particular risk if certain criteria are met. For non-public entities, this guidance is effective for fiscal years beginning after December 15, 2011. The Company does not hold any Level III assets and therefore, this update will have no significant effect on the Company’s financial statements.

In December 2011, the FASB issued guidance requiring additional disclosure information about offsetting and related arrangements.  Entities will be required to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to an agreement similar to a master netting arrangement.  This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements.  The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”).  The guidance is effective for periods beginning on or after January 1, 2013 and interim periods within those annual periods. While this guidance may result in certain additional disclosures, it is not expected to have a material impact on the Company’s financial statements.

3. Significant accounting policies

Use of estimates

        The preparation of the balance sheet in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Cash and cash equivalents

        Cash and cash equivalents include non-interest bearing non-restricted cash and may also include highly liquid investments with original maturities of three months or less.

Underwriting commissions and offering costs

        Underwriting commissions and offering costs to be incurred in connection with the Company's securities offerings will be reflected as a reduction of additional paid-in-capital when it is probable that the Company will be responsible for such costs and they can be reasonably estimated. Costs incurred that are not directly associated with the completion of the offerings will be accrued and expensed as incurred to the extent that the Company is responsible for such expenses.

        WAM has agreed to pay all such underwriting commissions as well as placement agent fees for the private placement of units that the Company is conducting concurrently with the IPO; therefore no such costs will be borne by the Company. As of March 31, 2012, WAM has incurred approximately $650,000 related to the offering or organizational costs. Upon successful completion of the IPO, the Company will be required to reimburse WAM for these costs from the proceeds of the offerings up to $1.2 million. Amounts in excess of $1.2 million will be borne by WAM.

Fair Value of Financial Instruments	1 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 3 – Fair Value of Financial Instruments

Fair Value Accounting Elections

The Company has elected the fair value option for all of its RMBS and as a result, all changes in the estimated fair value of such securities are reflected in the results of operations.

Financial Instruments carried at Fair Value

The following tables present the Company’s financial instruments carried at fair value as of June 30, 2012, based upon the valuation hierarchy:

	Estimated Fair Value
	Level I	Level II	Level III	Total
Asset
Agency RMBS	$-	$1,891,988	$-	$1,891,988
Agency interest-only strips accounted for as derivatives, included in RMBS	-	26,844	-	26,844
Derivative assets	-	1,283	-	1,283
Total	$-	$1,920,115	$-	$1,920,115

Liabilities
Derivative liabilities	$-	$6,327	$-	$6,327
Total	$-	$6,327	$-	$6,327

The Company uses third party pricing services to price its RMBS and derivative instruments. The Company compares this pricing to pricing from other third party pricing services to validate the reasonableness of the pricing obtained from the primary pricing service for its RMBS and derivative instruments. .

Other Fair Value Disclosures

Cash and cash equivalents on the Company’s balance sheet are reflected at cost which approximates estimated fair value.

The fair value of the repurchase agreements is based on an expected present value technique. This method discounts future estimated cash flows using rates the Company determined best reflect current market interest rates that would be offered for loans with similar characteristics and credit quality. The use of different market assumptions or estimation methodologies could have a material effect on the estimated fair value amounts. At June 30, 2012, the Company’s repurchase agreements had a fair value of approximately $1.7 billion and a carrying value of approximately $1.7 billion.

Residential Mortgage-Backed Securities	1 Months Ended
Jun. 30, 2012
Residential Mortgage-Backed Securities
Residential Mortgage-Backed Securities

Note 4 – Residential Mortgage-Backed Securities

The following table presents certain information about the Company’s investment portfolio at June 30, 2012:

	Principal Balance (1)	Unamortized Premium (Discount), net	Amortized Cost (1)	Unrealized Gain (Loss), net	Estimated Fair Value (1)	Net Weighted Average Coupon (2)	Weighted Average Yield (3)
Agency RMBS:
30-Year Mortgage	$1,440,818	$87,234	$1,528,052	$3,930	$1,531,982	3.8%	2.8%
20-Year Mortgage	210,990	13,070	224,060	(340)	223,720	3.6%	2.4%
CMO – Fixed rate	66,000	11,124	77,124	(316)	76,808	6.5%	4.9%
IOs and IIOs (4)	-	-	58,827	651	59,478	4.3%	8.6%
Agency interest-only strips accounted for as derivatives (4)	-	-		-	26,844	4.2%(5)	1.6%
Total	$1,717,808	$111,428	$1,888,063	$3,925	1,918,832	4.0%	3.0%

(1) Includes unsettled purchases with an aggregate cost of $105,912 and estimated fair value of $106,019 at June 30, 2012.

(2) Net weighted average coupon as of June 30, 2012 is presented, net of servicing and other fees.

(3) Weighted average yield as of June 30, 2012 incorporates estimates for future prepayment and loss assumptions.

(4) IOs and IIOs and Agency interest-only strips accounted for as derivatives have no principal balances and bear interest based on a notional balance. The notional balance is used solely to determine interest distributions on interest-only class of securities.

(5) Interest on these securities is reported as a component of Loss on derivative instruments.

Weighted average expected remaining term to maturity of the investment portfolio is 5.6 years.

The components of the carrying value of the Company’s investment portfolio are as follows:

June 30, 2012

Principal balance	$1,717,808
Amortized cost of IOs and IIOs	58,827
Carrying value of Agency interest-only strips accounted for as derivatives	26,844
Unamortized premium	111,428
Unamortized discount	-
Gross unrealized gains	6,543
Gross unrealized losses	(2,618)
Estimated fair value	$1,918,832

As of June 30, 2012, the Company held Agency RMBS with a fair value of approximately $641.2 million in an unrealized loss position of approximately $2.6 million.  As of June 30, 2012, the Company held no investments in an unrealized loss position for greater than one year.  At June 30, 2012, the Company did not intend to sell any of its Agency RMBS that were in an unrealized loss position, and it is “more likely than not” that the Company will not be required to sell these Agency RMBS before recovery of their amortized cost basis, which may be at their maturity.

The Company assesses its Agency RMBS for other-than-temporary impairment on at least a quarterly basis. When the fair value of an investment is less than its amortized cost at the balance sheet date of the reporting period for which impairment is assessed, the impairment is designated as either “temporary” or “other-than-temporary.” In deciding on whether or not a security is other than temporarily impaired, the Company considers several factors, including the nature of the investment, communications from the trustees of securitizations regarding the credit quality of the security, the severity and duration of the impairment, the cause of the impairment, and the Company’s intent that it is more likely than not that the Company can hold the security until recovery of its cost basis. The Company did not have other than temporary impairments for the period from May 15, 2012 (commencement of operations) through June 30, 2012.

For non-Agency RMBS that are purchased at a discount to par value and/or are rated below AA at the time of purchase and Agency interest-rate strips (IOs and IIOs) that are not classified as derivatives, an other-than-temporary impairment is deemed to have occurred when there is an adverse change in the expected cash flows (principal or interest) to be received and the fair value of the beneficial interest is less than its carrying amount. These adjustments are reflected in the Company’s Statement of Operations as Other loss on Residential mortgage-backed securities. In determining whether an adverse change in cash flows occurred, the present value of the remaining cash flows, as estimated at the initial transaction date (or the last date previously revised), was compared to the present value of the expected cash flows at the current reporting date.  The estimated cash flows reflect those a “market participant” would use and were discounted at a rate equal to the current effective yield. If an other-than-temporary impairment was recognized as a result of this analysis, the yield was changed to the market rate. The last revised estimated cash flows were then used for future impairment analysis purposes.

The following table presents components of interest income on the Company’s Agency RMBS.

	For the period from May 15, 2012 (commencement of operations) through June 30, 2012

	Coupon	Net (Premium) Discount	Interest
	Interest	Amortization	Income
Agency RMBS	$9,048	$(2,198)	$6,850
Total	$9,048	$(2,198)	$6,850

Borrowings Under Repurchase Agreements	1 Months Ended
Jun. 30, 2012
Borrowings Under Repurchase Agreements
Borrowings Under Repurchase Agreements

Note 5 – Borrowings Under Repurchase Agreements

As of June 30, 2012, the Company had master repurchase agreements with nine (9) counterparties, and was in discussions with additional counterparties, to finance substantially its entire Agency RMBS portfolio.  As of June 30, 2012, the Company had borrowings under repurchase agreements with nine (9) counterparties.  For the period from May 15, 2012 (commencement of operations) through June 30, 2012, the Company had average borrowings under its repurchase agreements of approximately $1.5 billion and had a maximum month-end balance during the period of approximately $1.7 billion.

The repurchase agreements bear interest at a contractually agreed-upon rate and typically have terms ranging from one month to three months.  The Company’s repurchase agreement borrowings are accounted for as secured borrowings given that the Company maintains effective control of the financed assets.  Under the repurchase agreements, the respective lender retains the right to mark the underlying collateral to fair value. A reduction in the value of pledged assets would require the Company to post additional securities as collateral, pay down borrowings or establish cash margin accounts with the counterparties in order to re-establish the agreed-upon collateral requirements, referred to as margin calls.  The inability of the Company to post adequate collateral for a margin call by the counterparty could result in a condition of default under the Company’s repurchase agreements, thereby enabling the counterparty to liquidate the collateral pledged by the Company, which may have an adverse effect on the Company’s financial condition and results of operations.

Further, if the Company is unable to renew, replace or expand repurchase financing with other sources of financing on substantially similar terms it may have an adverse effect on the Company’s business and results of operations, due to the long term nature of the Company’s investments and relatively short- term maturities of the Company’s repurchase agreements.  The financial covenants of certain of the repurchase agreements require the Company to maintain certain equity and leverage metrics. The Company is in compliance with these covenants at June 30, 2012.

The following table summarizes certain characteristics of the Company’s repurchase agreements at June 30, 2012:

RMBS Pledged	Repurchase Agreement Borrowings	Weighted Average Interest Rate on Borrowings Outstanding at end of period	Weighted Average Remaining Maturity (days)
Agency RMBS	$1,736,493	0.42%	54
Total	$1,736,493	0.42%	54

Collateral Positions	1 Months Ended
Jun. 30, 2012
Collateral Positions
Collateral Positions

Note 6 – Collateral Positions

The following tables summarize the Company’s collateral positions, with respect to its borrowings under repurchase agreements, derivatives and clearing margin account at June 30, 2012:

	Assets Pledged- Fair Value	Amortized Cost	Accrued Interest	Fair Value of Assets Pledged and Accrued Interest
Assets pledged for borrowings under repurchase agreements:
Agency RMBS	$1,819,089	$1,815,774	$5,397	$1,824,486
Cash collateral for derivatives (1):	8,000	-	-	8,000
Total	$1,827,089	$1,815,774	$5,397	$1,832,486

(1)  Cash posted as collateral is included in Due from counterparties on the Company’s balance sheet.

A reduction in the value of pledged assets typically results in the repurchase agreement counterparty initiating a daily margin call.  At June 30, 2012, Agency RMBS held by counterparties as security for repurchase agreements totaled approximately $1.8 billion. Cash collateral held by counterparties at June 30, 2012 was $8.0 million. In addition, the Company’s counterparties have posted cash of $4.3 million as collateral under the Company’s interest rate swaps and repurchase agreements, which is included in Due to counterparties in the balance sheet.

Derivative Instruments	1 Months Ended
Jun. 30, 2012
Derivative Instruments
Derivative Instruments

Note 7 – Derivative Instruments

The Company’s derivatives currently include interest rate swaps (“interest rate swaps”) and Agency Interest-Only Strips that are classified as derivatives.

Interest rate swaps

The Company is exposed to certain risk arising from both its business operations and economic conditions.  Specifically, the Company’s primary source of debt funding is repurchase agreements and the Company enters into derivative financial instruments to manage exposure to variable cash flows on portions of its borrowings under those repurchase agreements.  Since the interest rates on repurchase agreements typically change with market interest rates such as the London interbank offered rate or LIBOR, the Company is exposed to constantly changing interest rates, which accordingly affects cash flows associated with these rates on its borrowings.  To mitigate the effect of changes in these interest rates, the Company enters into interest rate swap agreements (“interest rate swaps”) which help to mitigate the volatility in the interest rate exposures and their related cash flows.  Interest rate swaps involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the interest rate swap without exchange of the underlying notional amount.

While the Company has not elected to account for its interest rate swap derivative instruments as “hedges” under GAAP, it does not use derivatives for speculative purposes, but rather uses such instruments to manage interest rate risk and views them as economic hedges.  Changes in the estimated fair value of derivatives not designated in hedging relationships are recorded directly in earnings together with or including periodic net interest settlement amounts.

The Company’s interest rate swap derivative instruments consist of the following at June 30, 2012:

	Notional Amount	Estimated Fair Value	Accrued Interest
Interest rate swaps, assets	$89,000	$1,283	$95
Interest rate swaps, liabilities	926,500	(6,327)	627
Total derivative instruments	$1,015,500	$(5,044)	$722

The following table summarizes the average fixed pay rate and average maturity for the Company’s interest rate swaps as of June 30, 2012:

Term to Maturity	Notional Amount	Average Fixed Pay Rate	Average Maturity (Years)
Greater than 1 year and less than 3 years	$320,000	0.7%	2.4
Greater than 3 years and less than 5 years	165,000	1.1	4.6
Greater than 5 years	530,500	1.8	10.0
Total	$1,015,500	1.3%	6.7

As of June 30, 2012, approximately 22% of these instruments are forward starting swaps (approximately one year forward). The Company’s agreements with certain of its interest rate swap counterparties may be terminated at the option of the counterparty if we do not maintain certain equity and leverage metrics. Through June 30, 2012, the Company was in compliance with the terms of such financial tests.

As of June 30, 2012, the estimated fair value of derivatives in a net liability position, which includes accrued interest, related to these agreements was approximately $6.7 million.  The Company has minimum collateral posting thresholds with certain of its derivative counterparties, for which it typically pledges cash.  As of June 30, 2012, the Company had cash pledged as collateral of $8.0 million, which is reported on the balance sheet as Due from counterparties.  If the Company had breached any of these provisions at June 30, 2012, it could have been required to settle its obligations under the agreements at their termination value of approximately $6.7 million.

Agency Interest-Only Strips

The Company also invests in Agency Interest-Only Strips. The Company has evaluated the terms and conditions of its holdings of Agency Interest-Only Strips to determine if these instruments have the characteristics of investments or would be considered derivatives under GAAP.  Accordingly, interest-only strips having the characteristics of derivatives have been accounted for at fair value with changes in recognized in Loss on derivative instruments in the Statement of Operations, along with any interest received. The carrying value of these Agency Interest-Only Strips is included in Residential mortgage-backed securities on the balance sheet.

The following table summarizes the amounts recognized on the statements of operations related to the Company’s derivative instruments for the period from May 15, 2012 (commencement of operations) through June 30, 2012:

Derivative Instrument	Interest Income (expense), net	Mark-to-market adjustments on derivative instruments	Loss on derivative instruments
Interest rate swaps(1)	$(722)	$(5,044)	$(5,766)
Agency Interest-Only Strips(2)	817	(364)	453
Total	$95	$(5,408)	$(5,313)

(1) Interest income (expense), net on interest rate swaps represents the net amount paid, including accrued amounts, for swaps during the period and realized gains (losses) on swap terminations.

(2) Interest Income (expense), net on Agency Interest-Only Strips represents interest income on these securities based on the actual coupon.

Related Party Transactions	1 Months Ended
Jun. 30, 2012
Related Party Transactions
Related Party Transactions

Note 8 — Related Party Transactions

Management Agreement

In connection with the Company’s initial public offering (the “IPO”) in May 2012, the Company entered into a Management Agreement (the “Management Agreement”) with the Manager, which describes the services to be provided by the Manager and compensation for such services.  The Manager is responsible for managing the Company’s operations, including: 1) performing all of its day-to-day functions other than those provided by the Company’s chief financial officer; (2) determining investment criteria in conjunction with the board of directors; (3) sourcing, analyzing and executing investments, asset sales and financings; (4) performing asset management duties; and (5) performing financial and accounting management, subject to the direction and oversight of the Company’s board of directors. Pursuant to the terms of the Management Agreement, the Manager is paid a management fee equal to 1.50% per annum of the Company’s adjusted stockholders’ equity, calculated and payable (in cash) quarterly in arrears. For purposes of calculating the management fee, “adjusted stockholders’ equity” means the sum of the net proceeds from any issuances of the Company’s equity securities since inception (allocated on a pro rata daily basis for such issuances during the fiscal quarter of any such issuance), plus retained earnings, calculated in accordance with GAAP, at the end of the most recently completed fiscal quarter (without taking into account any non-cash equity compensation expense incurred in current or prior periods), less any amount paid for repurchases of the Company’s shares of common stock, excluding any unrealized gains, losses or other non-cash items that have impacted stockholder’s equity as reported in the Company’s financial statements prepared in accordance with GAAP, regardless of whether such items are included in other comprehensive income or loss, or in net income, and excluding one-time events pursuant to changes in GAAP and certain other non-cash charges after discussions between the Manager and the Company’s independent directors and after approval by a majority of the Company’s independent directors. However, if the Company’s stockholders’ equity for any given quarter is negative based on the calculation described above, the Manager will not be entitled to receive any management fee for that quarter.

In addition, the Company may be required to reimburse the Manager for certain expenses as described below. Expense reimbursements to the Manager are made in cash on a monthly basis following the end of each month. The Company’s reimbursement obligation is not subject to any dollar limitation. Because the Manager’s personnel perform certain legal, accounting, due diligence tasks and other services that outside professionals or outside consultants otherwise would perform, the Manager may be paid or reimbursed for the documented cost of performing such tasks, provided that such costs and reimbursements are in amounts which are no greater than those which would be payable to outside professionals or consultants engaged to perform such services pursuant to agreements negotiated on an arm’s-length basis.

The Management Agreement may be amended, supplemented or modified by agreement between the Company and the Manager. The initial term of the Management Agreement expires on May 15, 2015 and it is automatically renewed for one-year terms on each anniversary thereafter unless previously terminated as described below. The Company’s independent directors will review the Manager’s performance and any fees payable to the Manager annually and, following the initial term, the Management Agreement may be terminated annually upon the affirmative vote of at least two-thirds of the Company’s independent directors, based upon: (1) the Manager’s unsatisfactory performance that is materially detrimental to the Company; or (2) the Company’s determination that any fees payable to the Manager are not fair, subject to the Manager’s right to prevent such termination due to unfair fees by accepting a reduction of management fees agreed to by at least two-thirds (2/3) of the Company’s independent directors. The Company will provide the Manager 180 days prior notice of any such termination. Unless terminated for cause, the Company will pay the Manager a termination fee equal to three (3) times the average annual management fee earned by the Manager during the prior 24-month period immediately preceding the date of termination, calculated as of the end of the most recently completed fiscal quarter prior to the date of termination.

The Company may also terminate the Management Agreement at any time, including during the initial term, without the payment of any termination fee, with 30 days prior written notice from the Company’s board of directors for cause, which will be determined by a majority of the Company’s independent directors, which is defined as: i) the Manager’s continued material breach of any provision of the Management Agreement (including the Manager’s failure to comply with the Company’s investment guidelines); ii) the Manager’s fraud, misappropriation of funds, or embezzlement against the Company; iii) the Manager’s gross negligence in the performance of its duties under the Management Agreement; iv) the occurrence of certain events with respect to the bankruptcy or insolvency of the Manager, including an order for relief in an involuntary bankruptcy case or the Manager authorizing or filing a voluntary bankruptcy petition; v) the Manager is convicted (including a plea of nolo contendere) of a felony; or vi) the dissolution of the Manager.

For the period from May 15, 2012 (commencement of operations) through June 30, 2012, the Company incurred approximately $0.4 million in management fees.  In addition to the management fee, the Company is also responsible for reimbursing the Manager for certain expenses paid by the Manager on behalf of the Company and for certain services provided by the Manager to the Company.  For the period from May 15, 2012 (commencement of operations) through June 30, 2012, the Manager did not request reimbursement from the Company for any such expenses.  Notwithstanding the foregoing, any such expenses incurred by the Manager and reimbursed by the Company are typically included in the Company’s general and administrative expense on its statement of operations, or may be reflected on the balance sheet and associated statement of changes in stockholders’ equity, based on the nature of the item.  At June 30, 2012, approximately $0.4 million for management fees incurred but not yet paid was included in payable to related party on the balance sheet.

Offering Costs

For the period from May 15, 2012 (commencement of operations) through June 30, 2012, the Company incurred $1.2 million of offering costs in connection with the Company’s IPO of its common stock and concurrent private placements. The Manager has agreed to pay for all costs in excess of $1.2 million. At June 30, 2012, $1.2 million of these costs is included in payable to related party on the balance sheet.

Share-Based Payments	1 Months Ended
Jun. 30, 2012
Share-Based Payments
Share-Based Payments

Note 9 – Share-Based Payments

In conjunction with the Company’s IPO and concurrent private placement, the Company’s board of directors approved the Western Asset Mortgage Capital Corporation Equity Plan (the “Equity Plan “) and the Western Asset Manager Equity Plan (the “Manager Equity Plan” and collectively the “Equity Incentive Plans”).

On May 15, 2012, the Company granted 51,159 shares of restricted common stock to the Manager under the Manager Equity Plan that is equal to 0.5% of the aggregate number of shares of common stock sold in the IPO and units sold in the concurrent private placement to certain institutional accredited investors. These shares vest on each of the first, second and third anniversaries of the grant date.

On May 15, 2012, the Company granted a total of 4,500 shares (1,500 each) of restricted common stock under the Equity Plan to the Company’s three independent directors. These restricted shares will vest in full on the first anniversary of the grant date.

On June 25, 2012, the Company granted 10,455 shares of restricted common stock to its Chief Financial Officer under the Equity Plan.  One-third of these restricted shares will vest on January 1, 2013, one-third will vest on January 1, 2014 and the remaining one-third will vest on January 1, 2015.

The Equity Incentive Plans include provisions for grants of restricted common stock and other equity-based awards to the Manager, its employees and employees of its affiliates and to the Company’s directors, officers and employees. The Company can issue up to 3.0% of the total number of issued and outstanding shares of our common stock (on a fully diluted basis) at the time of each award (other than any shares issued or subject to awards made pursuant to one of our Equity Incentive Plans) under these Equity Incentive Plans. There are 308,335 shares of common stock initially reserved for issuance under the Equity Incentive Plans. The Company recognized stock-based compensation expense of approximately $54 thousand for the period from May 15, 2012 (commencement of operations) through June 30, 2012.

All restricted common shares granted possess all incidents of ownership, including the right to receive dividends and distributions, and the right to vote. The awards agreements includes restrictions whereby the restricted shares cannot be sold, assigned, transferred, pledged, hypothecated or otherwise disposed of prior to the lapse of restrictions under the respective award agreement. The restrictions lapse on the unvested restricted shares awarded when vested, subject to the grantee’s continuing to provide services to the Company as of the vesting date.  Unvested restricted shares and rights to dividends thereon are forfeited upon termination of grantee.

The following is a summary of restricted common stock vesting dates as of June 30, 2012:

Vesting Date	Shares Vesting
January 2013	3,485
May 2013	21,553
January 2014	3,485
May 2014	17,053
January 2015	3,485
May 2015	17,053
66,114

Initial Public Offering and Private Placements	1 Months Ended
Jun. 30, 2012
Initial Public Offering and Private Placements
Initial Public Offering and Private Placements

Note 10 – Initial Public Offering and Private Placements

On May 9, 2012, the Company entered into: (i) a binding underwriting agreement with a group of underwriters to sell 8.0 million shares of the Company’s common stock for $20.00 per share for an aggregate offering price of $160.0 million; (ii) unit purchase agreements, pursuant to a private placement, with certain institutional accredited investors to sell 2,231,787 warrant units for $20.00 per unit for an aggregate offering price of approximately $44.6 million; and (iii) an agreement to sell 46,043 shares of the Company’s common stock, for $20.00 per share to our Manager’s deferred compensation plan in another private placement for an aggregate offering price of approximately $0.9 million.

Each of the aforementioned warrant units consist of one share of our common stock and a warrant to purchase 0.5 of a share of our common stock. Each warrant has an exercise price of $20.50 per share, subject to adjustment upon the occurrence of customary events triggering an anti-dilution adjustment and certain sales of the Company’s common stock and subject to certain limitations on exercise.  The warrants expire on May 15, 2019.

In summary, the net proceeds to the Company from the IPO and two private placements were approximately $204.4 million, net of offering expenses of $1.2 million for which the Company agreed to be responsible.  The Manager agreed to be responsible for: (i) all offering expenses in excess of $1.2 million; and (ii) the underwriting discount and other costs in the IPO and the placement agent fees in the two private placements (in the aggregate, approximately $7.8 million).

Net Income per Common Share	1 Months Ended
Jun. 30, 2012
Net Income per Common Share
Net Income per Common Share

Note 11 – Net Income per Common Share

The table below presents basic and diluted net income per share of common stock for the period from May 15, 2012 (commencement of operations) through June 30, 2012:

Numerator:
Net income attributable to common stockholders and participating securities for basic and diluted earnings per share	$4,261

Denominator:
Weighted average shares of common stock outstanding	10,277,830
Weighted average participating securities	56,994
Denominator for basic and diluted earnings per share—weighted average shares of common stock outstanding and common stock equivalents outstanding	10,334,824

Basic and diluted net income per weighted average share of common stock	$0.41

Income Taxes	1 Months Ended
Jun. 30, 2012
Income Taxes
Income Taxes

Note 12 – Income Taxes

Based on the Company’s analysis of any potential uncertain income tax positions, the Company concluded that it does not have any uncertain tax positions that meet the recognition or measurement criteria as of June 30, 2012.  In the event that the Company incurs income tax related interest and penalties, the Company’s policy is to classify them as a component of provision for income taxes.

Subsequent Events	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Subsequent Events
Subsequent Events
Note 13 – Subsequent Events On July 26, 2012, the Company declared a dividend of $0.38 per share with a record date of August 6, 2012 and a payment date of August 14, 2012.

4. Subsequent events

        Management has evaluated events and transactions occurring through the date of filing this financial statement. Such evaluation resulted in no adjustments to the accompanying financial statement.

Summary of Significant Accounting Policies (Policies)	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary have been made to present fairly the Company’s financial position, results of operations and cash flows.  Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted in accordance with Article 10 of Regulation S-X and the instructions to Form 10-Q.  These financial statements should be read in conjunction with the Company’s Registration Statement on Form S-11, as originally filed on and declared effective on May 9, 2012 with the Securities and Exchange Commission (“SEC”).  The results of operations for the period ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year or any other future period.

The Company currently operates as one business segment.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly-liquid short term investments with original maturities of 90 days or less when purchased to be cash equivalents.  Cash and cash equivalents are exposed to concentrations of credit risk. The Company places its cash and cash equivalents with what it believes to be high credit quality institutions. At times such investments may be in excess of the Federal Deposit Insurance Corporation insurance limit.

Cash and cash equivalents Cash and cash equivalents include non-interest bearing non-restricted cash and may also include highly liquid investments with original maturities of three months or less.

Mortgage-backed and US Treasury securities - Fair value election

Mortgage-backed and US Treasury securities - Fair value election

The Company has elected the fair value option for all of its RMBS and US Treasury securities at the date of purchase, which permits the Company to measure these securities at estimated fair value with the change in estimated fair value included as a component of earnings. In the Manager’s view, this election more appropriately reflects the results of the Company’s operations for a particular reporting period, as financial asset fair value changes are presented in a manner consistent with the presentation and timing of the fair value changes of economic hedging instruments.

Balance Sheet Presentation

Balance Sheet Presentation

The Company’s mortgage-backed securities purchases and sales are recorded on the trade date, which results in an investment related payable (receivable) for RMBS purchased (sold) for which settlement has not taken place as of the balance sheet date. The Company’s RMBS pledged as collateral against borrowings under repurchase agreements are included in residential mortgage-backed securities on the balance sheet, with the fair value of such securities pledged disclosed parenthetically.

Valuation of financial instruments

Valuation of financial instruments

The Company discloses the estimated fair value of its financial instruments according to a fair value hierarchy (Levels I, II, and III, as defined below). In accordance with GAAP, the Company is required to provide enhanced disclosures regarding instruments in the Level III category (which require significant management judgment), including a separate reconciliation of the beginning and ending balances for each major category of assets and liabilities.  GAAP establishes a framework for measuring estimated fair value and expands financial statement disclosure requirements for fair value measurements. GAAP further specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level I — Quoted prices in active markets for identical assets or liabilities.

Level II — Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level III — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

When available, the Company uses quoted market prices to determine the estimated fair value of an asset or liability. If quoted market prices are not available, the Company consults with independent pricing services or third party broker quotes, provided that there is no ongoing material event that affects the issuer of the securities being valued or the market thereof. If there is such an ongoing event, or if quoted market prices are not available, the Company will determine the estimated fair value of the securities using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates.  In the event pricing is based on broker quotes, the Company performs additional analysis on prices received based on broker quotes to validate the prices and adjustments are made as deemed necessary by management to capture current market information.

Valuation techniques for RMBS may be based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, assumptions related to prepayment speed, the frequency of defaults and, for non-Agency RMBS, severity of defaults, and attributes of the collateral underlying such securities. To the extent the inputs are observable and timely, the values would be categorized in Level II of the fair value hierarchy; otherwise they would be categorized as Level III.

The Company will determine the estimated fair value of derivative financial instruments and obtain quotations from a third party to facilitate the process of determining these fair values.

In May 2011, the Board issued amendments, which were adopted by the Company, to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards. New disclosures, with a particular focus on Level III measurement were required. All transfers between Level I and Level II were required to be disclosed. Information about when the current use of a non-financial asset measured at fair value differs from its highest and best use is to be disclosed. The Company does not hold any Level III assets and therefore, this update has no significant effect on the Company’s financial statements.

Fair value under GAAP represents an exit price in the normal course of business, not a forced liquidation price. If the Company were forced to sell assets in a short period to meet liquidity needs, the prices it receives could be substantially less than their recorded fair values. Furthermore, the analysis of whether it is more likely than not that the Company will be required to sell securities in an unrealized loss position prior to an expected recovery in value (if any), the amount of such expected required sales, and the projected identification of which securities would be sold is also subject to significant judgment, particularly in times of market illiquidity.

Any changes to the valuation methodology will be reviewed by the Company to ensure the changes are appropriate. As markets and products develop and the pricing for certain products becomes more transparent, the Company will continue to refine its valuation methodologies. The methods used by the Company may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company anticipates that its valuation methods will be appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the estimated fair value of certain financial instruments could result in a different estimate of estimated fair value at the reporting date. The Company uses inputs that are current as of the measurement date, which may include periods of market dislocation, during which price transparency may be reduced.

Interest income recognition

Interest income recognition

Interest income on mortgage-backed securities is accrued based on the outstanding principal balance and their contractual terms. Premiums and discounts associated with Agency RMBS and, to the extent the Company invests in such assets, non-Agency RMBS rated AA and higher at the time of purchase, are amortized into interest income over the estimated life of such securities using the effective yield method. Adjustments to premium and discount amortization are made for actual prepayment activity.  The Company estimates prepayments for its securities and as a result, if prepayments increase (or are expected to increase), the Company will accelerate the rate of amortization on premiums or discounts and make a retrospective adjustment to historical amortization.  Alternatively, if prepayments decrease (or are expected to decrease) the Company will reduce the rate of amortization on the premiums or discounts and make a retrospective adjustment to historical amortization.

To the extent the Company invests in non-Agency RMBS that are purchased at a discount to par value and/or are rated below AA at the time of purchase and Agency Interest-Only Strips that are not classified as a derivative, interest income will be recognized based on the effective yield method.  The effective yield on these securities will be based on the projected cash flows from each security, which will be estimated based on the Company’s observation of the then current information and events and will include assumptions related to interest rates, prepayment rates and the timing and amount of credit losses.  On at least a quarterly basis, the Company will review and, if appropriate, make adjustments to its cash flow projections based on input and analysis received from external sources, internal models, and its judgment about interest rates, prepayment rates, the timing and amount of credit losses, and other factors. Changes in cash flows from those originally projected, or from those estimated at the last evaluation, may result in a prospective change in the yield/interest income recognized on such securities. Actual maturities of the securities will be affected by the contractual lives of the associated mortgage collateral, periodic payments of principal, and prepayments of principal. Therefore, actual maturities of the securities will generally be shorter than stated contractual maturities.

Based on the projected cash flow of any non-Agency RMBS purchased at a discount to par value, the Company may designate a portion of such purchase discount as credit protection against future credit losses and, therefore, not accrete such amount into interest income.  The amount designated as credit discount may be adjusted over time, based on the actual performance of the security, its underlying collateral, actual and projected cash flow from such collateral, economic conditions and other factors.  If the performance of a security with a credit discount is more favorable than forecasted, a portion of the amount designated as credit discount may be accreted into interest income prospectively.

Earnings per share

Earnings per share

GAAP requires use of the two-class method of computing earnings per share for all periods presented for each class of common stock and participating securities as if all earnings for the period had been distributed.  Under the two-class method, during periods of net income, the net income is first reduced for dividends declared on all classes of securities to arrive at undistributed earnings.  During periods of net losses, the net loss is reduced for dividends declared on participating securities only if the security has the right to participate in the earnings of the entity and an objectively determinable contractual obligation to share in net losses of the entity.

The remaining earnings are allocated to common stockholders and participating securities, to the extent that each security shares in earnings, as if all of the earnings for the period had been distributed.  Each total is then divided by the applicable number of shares to arrive at basic earnings per share.  For the diluted earnings, the denominator includes all outstanding common shares and all potential common shares assumed issued if they are dilutive.  The numerator is adjusted for any changes in income or loss that would result from the assumed conversion of these potential common shares.

Due from counterparties/Due to counterparties

Due from counterparties/Due to counterparties

Due from counterparties represents cash posted with its counterparties as collateral for the Company’s interest rate swaps and repurchase agreements. Due to counterparties represents cash posted with the Company by its counterparties as collateral under the Company’s interest rate swaps and repurchase agreements. Due from counterparties and Due to counterparties is carried at cost, which approximates fair value.

Hedging instruments and hedging activities

Hedging instruments and hedging activities

Subject to maintaining its qualification as a REIT for U.S. federal income tax purposes, the Company utilizes derivative financial instruments, including interest rate swaps, U.S. treasuries and Agency Interest-Only Strips to hedge the interest rate risk associated with its portfolio and related borrowings. Derivatives will be used for hedging purposes rather than speculation. The Company will determine the estimated fair value of its derivative positions and obtain quotations from a third party to facilitate the process of determining these estimated fair values. If the Company’s hedging activities do not achieve the desired results, reported earnings may be adversely affected.

GAAP requires an entity to recognize all derivatives as either assets or liabilities and to measure those instruments at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives are classified as either hedges of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge) or hedges of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).  Fair value adjustments are recorded in earnings immediately, if the Company does not elect hedge accounting for a derivative instrument.

The Company elected not to apply hedge accounting for its derivative instruments and records the change in estimated fair value and net interest rate swap payments (including accrued amounts) related to interest rate swaps in earnings.

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For stock-based derivative financial instruments, the Company uses a variation of the adjusted Black-Scholes option valuation model to value the derivative instruments at inception. In addition, certain of the Company’s Agency Interest-Only Strips may be considered derivatives for GAAP purposes.

Repurchase agreements

Repurchase agreements

Mortgage-backed securities sold under repurchase agreements are treated as collateralized financing transactions, unless they meet sales treatment. Securities financed through a repurchase agreement remain on the Company’s balance sheet as an asset and cash received from the lender is recorded in the Company’s balance sheet as a liability. Interest paid in accordance with repurchase agreements is recorded as interest expense.

In instances where the Company acquires securities through repurchase agreements with the same counterparty from which the securities were purchased, the Company will account for the purchase commitment and repurchase agreement on a net basis and record a forward commitment to purchase securities as a derivative instrument if the transaction does not comply with the criteria for gross presentation. Such forward commitments will be recorded at fair value with subsequent changes in fair value recognized in income. Additionally, the Company will record the cash portion of its investment in securities as a mortgage-related receivable from the counterparty on its balance sheet. If the transaction complies with the criteria for gross presentation, the Company will record the assets and the related financing on a gross basis in its balance sheet and the corresponding interest income and interest expense in its statement of operations.

Share-based compensation

Share-based compensation

The Company accounts for share-based compensation to its independent directors, to its employees, to its Manager and to employees of its Manager and its affiliates using the fair value based methodology prescribed by GAAP.  Compensation cost related to restricted common stock issued to the Company’s independent directors and employees of the Company is measured at its estimated fair value at the grant date, and amortized into expense over the vesting period on a straight-line basis. Compensation costs related to restricted common stock issued to the Manager and to employees of the Manager and its affiliates will initially be measured at estimated fair value at the grant date, and amortized into expense over the vesting period on a straight-line basis and remeasured on subsequent dates to the extent the awards are unvested.

Warrants

Warrants

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations.  Financial instruments without these features are recorded as a component of equity.  For the Company’s warrants, the Company uses a variation of the adjusted Black-Scholes option valuation model to record the financial instruments at their relative fair values at issuance. The warrants issued with the Company’s common stock in the private placement to certain accredited institutional investors have been evaluated by the Company and have been recorded at their relative fair value as a component of equity.

Income taxes

Income taxes

The Company intends to elect and qualify to be taxed as a REIT commencing with its taxable year ending December 31, 2012. Accordingly, the Company will generally not be subject to corporate U.S. federal or state income tax to the extent that the Company makes qualifying distributions to stockholders, and provided that the Company satisfies, on a continuing basis, through actual investment and operating results, the REIT requirements including certain asset, income, distribution and stock ownership tests. If the Company fails to qualify as a REIT, and does not qualify for certain statutory relief provisions, the Company will be subject to U.S. federal, state and local income taxes and may be precluded from qualifying as a REIT for the subsequent four taxable years following the year in which the Company lost its REIT qualification. Accordingly, the failure to qualify as a REIT could have a material adverse impact on the Company’s results of operations and amounts available for distribution to stockholders.

The dividends paid deduction for qualifying dividends paid to stockholders is computed using the Company’s taxable income as opposed to net income reported on the financial statements. Taxable income, generally, will differ from net income reported on the financial statements because the determination of taxable income is based on tax provisions and not GAAP.

The Company may create and elect to treat certain subsidiaries as Taxable REIT Subsidiaries (“TRS”). In general, a TRS may hold assets and engage in activities that the Company cannot hold or engage in directly and generally may engage in any real estate or non-real estate-related business. A TRS is subject to U.S. federal, state and local corporate income taxes and its value may not exceed 25% of the value of the Company.  As of June 30, 2012, the Company does not have a TRS.

While a TRS will generate net income, a TRS can declare dividends to the Company, which will be included in the Company’s taxable income and necessitate a distribution to the Company’s stockholders. Conversely, if the earnings are retained at a TRS level, no distribution is required, thereby increasing the book equity of the Company.

The Company evaluates uncertain tax positions, if any, and classifies interest and penalties, if any, related to unrecognized tax benefits as a component of provision for income taxes.

Offering costs
Offering costs Offering costs incurred by the Company in connection with the IPO and concurrent private placements are reflected as a reduction of additional paid-in-capital.

Accounting standards applicable to emerging growth companies

Accounting standards applicable to emerging growth companies

The JOBS Act contains provisions that relax certain requirements for “emerging growth companies”, which includes us. For as long as the Company is an emerging growth company, which may be up to five full fiscal years, unlike other public companies, the Company will not be required to: (i) comply with any new or revised financial accounting standards applicable to public companies until such standards are also applicable to private companies under Section 102(b)(1) of the JOBS Act; (ii) provide an auditor’s attestation report on management’s assessment of the effectiveness of the Company’s system of internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act; (iii) comply with any new requirements adopted by the PCAOB requiring mandatory audit firm rotation or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the issuer; or (iv) comply with any new audit rules adopted by the PCAOB after April 5, 2012, unless the SEC determines otherwise.

As noted above, under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies. The Company intends to take advantage of such extended transition period. Since the Company will not be required to comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies, its financial statements may not be comparable to the financial statements of companies that comply with public company effective dates. If the Company were to elect to comply with these public company effective dates, such election would be irrevocable pursuant to Section 107 of the JOBS Act.

Recent accounting pronouncements

Recent accounting pronouncements

Accounting Standards to be Adopted in Future Periods

In May 2011, the FASB issued guidance that clarifies its intent regarding the application of existing fair value measurement requirements including: 1) prohibiting the inclusion of block discounts in all fair value measurements, not just Level I measurements; 2) adding guidance on when to include other premiums and discounts in fair value measurements;  3) clarifying that the concepts of “highest and best use” and “valuation premise” apply only when measuring the fair value of non-financial assets and 4) adding an exception that allows the measurement of a group of financial assets and liabilities with offsetting risks (e.g., a portfolio of derivative contracts) at their net exposure to a particular risk if certain criteria are met. For non-public entities, this guidance is effective for fiscal years beginning after December 15, 2011. The Company does not hold any Level III assets and therefore, this update will have no significant effect on the Company’s financial statements.

In December 2011, the FASB issued guidance requiring additional disclosure information about offsetting and related arrangements.  Entities will be required to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to an agreement similar to a master netting arrangement.  This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements.  The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”).  The guidance is effective for periods beginning on or after January 1, 2013 and interim periods within those annual periods. While this guidance may result in certain additional disclosures, it is not expected to have a material impact on the Company’s financial statements.

Fair Value of Financial Instruments (Tables)	1 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments
Schedule of the entity's financial instruments carried at fair value based upon the balance sheet by the valuation hierarchy

	Estimated Fair Value
	Level I	Level II	Level III	Total
Asset
Agency RMBS	$-	$1,891,988	$-	$1,891,988
Agency interest-only strips accounted for as derivatives, included in RMBS	-	26,844	-	26,844
Derivative assets	-	1,283	-	1,283
Total	$-	$1,920,115	$-	$1,920,115

Liabilities
Derivative liabilities	$-	$6,327	$-	$6,327
Total	$-	$6,327	$-	$6,327

Residential Mortgage-Backed Securities (Tables)	1 Months Ended
Jun. 30, 2012
Residential Mortgage-Backed Securities
Summary of certain information about the Company's investment portfolio
	Principal Balance (1)	Unamortized Premium (Discount), net	Amortized Cost (1)	Unrealized Gain (Loss), net	Estimated Fair Value (1)	Net Weighted Average Coupon (2)	Weighted Average Yield (3)
Agency RMBS:
30-Year Mortgage	$1,440,818	$87,234	$1,528,052	$3,930	$1,531,982	3.8%	2.8%
20-Year Mortgage	210,990	13,070	224,060	(340)	223,720	3.6%	2.4%
CMO – Fixed rate	66,000	11,124	77,124	(316)	76,808	6.5%	4.9%
IOs and IIOs (4)	-	-	58,827	651	59,478	4.3%	8.6%
Agency interest-only strips accounted for as derivatives (4)	-	-		-	26,844	4.2%(5)	1.6%
Total	$1,717,808	$111,428	$1,888,063	$3,925	1,918,832	4.0%	3.0%

(1) Includes unsettled purchases with an aggregate cost of $105,912 and estimated fair value of $106,019 at June 30, 2012.

(2) Net weighted average coupon as of June 30, 2012 is presented, net of servicing and other fees.

(3) Weighted average yield as of June 30, 2012 incorporates estimates for future prepayment and loss assumptions.

(4) IOs and IIOs and Agency interest-only strips accounted for as derivatives have no principal balances and bear interest based on a notional balance. The notional balance is used solely to determine interest distributions on interest-only class of securities.

(5) Interest on these securities is reported as a component of Loss on derivative instruments.

Summary of the components of the carrying value of the Company's investment portfolio

June 30, 2012

Principal balance	$1,717,808
Amortized cost of IOs and IIOs	58,827
Carrying value of Agency interest-only strips accounted for as derivatives	26,844
Unamortized premium	111,428
Unamortized discount	-
Gross unrealized gains	6,543
Gross unrealized losses	(2,618)
Estimated fair value	$1,918,832

Summary of the components of interest income on the Company's Agency RMBS
	For the period from May 15, 2012 (commencement of operations) through June 30, 2012

	Coupon	Net (Premium) Discount	Interest
	Interest	Amortization	Income
Agency RMBS	$9,048	$(2,198)	$6,850
Total	$9,048	$(2,198)	$6,850

Borrowings Under Repurchase Agreements (Tables)	1 Months Ended
Jun. 30, 2012
Borrowings Under Repurchase Agreements
Summary of certain characteristics of the Company's repurchase agreement

RMBS Pledged	Repurchase Agreement Borrowings	Weighted Average Interest Rate on Borrowings Outstanding at end of period	Weighted Average Remaining Maturity (days)
Agency RMBS	$1,736,493	0.42%	54
Total	$1,736,493	0.42%	54

Collateral Positions (Tables)	1 Months Ended
Jun. 30, 2012
Collateral Positions.
Summary of collateral positions, with respect to borrowings under repurchase agreements, derivatives and clearing margin account

	Assets Pledged- Fair Value	Amortized Cost	Accrued Interest	Fair Value of Assets Pledged and Accrued Interest
Assets pledged for borrowings under repurchase agreements:
Agency RMBS	$1,819,089	$1,815,774	$5,397	$1,824,486
Cash collateral for derivatives (1):	8,000	-	-	8,000
Total	$1,827,089	$1,815,774	$5,397	$1,832,486

(1)  Cash posted as collateral is included in Due from counterparties on the Company’s balance sheet.

Derivative Instruments (Tables)	1 Months Ended
Jun. 30, 2012
Derivative Instruments
Schedule of interest rate swap derivative instruments

	Notional Amount	Estimated Fair Value	Accrued Interest
Interest rate swaps, assets	$89,000	$1,283	$95
Interest rate swaps, liabilities	926,500	(6,327)	627
Total derivative instruments	$1,015,500	$(5,044)	$722

Summary of average fixed pay rate and average maturity for the Company's interest rate swaps

Term to Maturity	Notional Amount	Average Fixed Pay Rate	Average Maturity (Years)
Greater than 1 year and less than 3 years	$320,000	0.7%	2.4
Greater than 3 years and less than 5 years	165,000	1.1	4.6
Greater than 5 years	530,500	1.8	10.0
Total	$1,015,500	1.3%	6.7

Summary of the amounts recognized on the statements of operations related to the Company's derivative instruments

Derivative Instrument	Interest Income (expense), net	Mark-to-market adjustments on derivative instruments	Loss on derivative instruments
Interest rate swaps(1)	$(722)	$(5,044)	$(5,766)
Agency Interest-Only Strips(2)	817	(364)	453
Total	$95	$(5,408)	$(5,313)

(1) Interest income (expense), net on interest rate swaps represents the net amount paid, including accrued amounts, for swaps during the period and realized gains (losses) on swap terminations.

(2) Interest Income (expense), net on Agency Interest-Only Strips represents interest income on these securities based on the actual coupon.

Share-Based Payments (Tables)	1 Months Ended
Jun. 30, 2012
Share-Based Payments
Summary of restricted common stock vesting dates

Vesting Date	Shares Vesting
January 2013	3,485
May 2013	21,553
January 2014	3,485
May 2014	17,053
January 2015	3,485
May 2015	17,053
66,114

Net Income per Common Share (Tables)	1 Months Ended
Jun. 30, 2012
Net Income per Common Share
Schedule of basic and diluted net income per share of common stock

Numerator:
Net income attributable to common stockholders and participating securities for basic and diluted earnings per share	$4,261

Denominator:
Weighted average shares of common stock outstanding	10,277,830
Weighted average participating securities	56,994
Denominator for basic and diluted earnings per share—weighted average shares of common stock outstanding and common stock equivalents outstanding	10,334,824

Basic and diluted net income per weighted average share of common stock	$0.41

Organization (Details) (USD $)	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012 Manager	Mar. 31, 2012 Manager
Organization
Initial capital contribution	$ 1,000	$ 1,000
Organization
Offering and other related organization costs to be reimbursed			$ 1,200,000	$ 1,200,000

Summary of Significant Accounting Policies (Details)	1 Months Ended
Jun. 30, 2012 item
Summary of Significant Accounting Policies
Number of business segments	1
Income taxes
Number of years the entity will be precluded from qualifying as a REIT	4 years
Maximum value of TRS expressed as a percentage of the value of the entity	25.00%

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Assets
RMBS	$ 1,918,832
Derivative assets	1,283
Liabilities
Derivative liability, at fair value	6,327
Level II
Assets
Derivative assets	1,283
Total	1,920,115
Liabilities
Derivative liability, at fair value	6,327
Total	6,327
Level II | Agency RMBS
Assets
RMBS	1,891,988
Level II | Agency interest-only strips classified as derivatives
Assets
RMBS	26,844
Total
Assets
Derivative assets	1,283
Total	1,920,115
Liabilities
Derivative liability, at fair value	6,327
Total	6,327
Total | Agency RMBS
Assets
RMBS	1,891,988
Total | Agency interest-only strips classified as derivatives
Assets
RMBS	$ 26,844

Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Financial Liabilities:
Repurchase agreements	$ 1,736,493
Carrying Value
Financial Liabilities:
Repurchase agreements	1,700,000
Estimated Fair Value
Financial Liabilities:
Repurchase agreements	$ 1,700,000

Residential Mortgage-Backed Securities (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Residential Mortgage-Backed Securities
Estimated fair value	$ 1,918,832
Residential Mortgage-Backed Securities
Residential Mortgage-Backed Securities
Principal balance	1,717,808
Unamortized Premium (Discount), net	111,428
Amortized Cost	1,888,063
Unrealized Gain (Loss), net	3,925
Estimated fair value	1,918,832
Net Weighted Average Coupon (as a percent)	4.00%
Weighted Average Yield (as a percent)	3.00%
Aggregate cost of unsettled purchases	105,912
Estimated fair value of unsettled purchases	106,019
Weighted average expected remaining term to maturity of investment portfolio	5 years 7 months 6 days
30-Year Mortgage
Residential Mortgage-Backed Securities
Maturity period	30 years
Principal balance	1,440,818
Unamortized Premium (Discount), net	87,234
Amortized Cost	1,528,052
Unrealized Gain (Loss), net	3,930
Estimated fair value	1,531,982
Net Weighted Average Coupon (as a percent)	3.80%
Weighted Average Yield (as a percent)	2.80%
20-Year Mortgage
Residential Mortgage-Backed Securities
Maturity period	20 years
Principal balance	210,990
Unamortized Premium (Discount), net	13,070
Amortized Cost	224,060
Unrealized Gain (Loss), net	(340)
Estimated fair value	223,720
Net Weighted Average Coupon (as a percent)	3.60%
Weighted Average Yield (as a percent)	2.40%
CMO-Fixed Rate
Residential Mortgage-Backed Securities
Principal balance	66,000
Unamortized Premium (Discount), net	11,124
Amortized Cost	77,124
Unrealized Gain (Loss), net	(316)
Estimated fair value	76,808
Net Weighted Average Coupon (as a percent)	6.50%
Weighted Average Yield (as a percent)	4.90%
IOs and IIOs
Residential Mortgage-Backed Securities
Amortized Cost	58,827
Unrealized Gain (Loss), net	651
Estimated fair value	59,478
Net Weighted Average Coupon (as a percent)	4.30%
Weighted Average Yield (as a percent)	8.60%
Agency interest-only strips accounted as derivatives
Residential Mortgage-Backed Securities
Estimated fair value	$ 26,844
Net Weighted Average Coupon (as a percent)	4.20%
Weighted Average Yield (as a percent)	1.60%

Residential Mortgage-Backed Securities (Details 2) (USD $)	1 Months Ended
Jun. 30, 2012
Residential Mortgage-Backed Securities
Estimated fair value	$ 1,918,832,000
Components of interest income
Net (Premium) Discount Amortization	(2,198,000)
Interest Income	6,850,000
Residential Mortgage-Backed Securities
Residential Mortgage-Backed Securities
Principal balance	1,717,808,000
Amortized Cost	1,888,063,000
Amortized Cost	58,827,000
Carrying value of Agency interest-only strips accounted	26,844,000
Unamortized premium	111,428,000
Gross unrealized gains	6,543,000
Gross unrealized losses	(2,618,000)
Estimated fair value	1,918,832,000
Maximum holding period of investments in an unrealized position held by the entity	1 year
Components of interest income
Coupon Interest	9,048,000
Net (Premium) Discount Amortization	(2,198,000)
Interest Income	6,850,000
Agency RMBS
Residential Mortgage-Backed Securities
Fair value	641,200,000
Unrealized loss position	2,600,000
Components of interest income
Coupon Interest	9,048,000
Net (Premium) Discount Amortization	(2,198,000)
Interest Income	$ 6,850,000

Borrowings Under Repurchase Agreements (Details) (USD $)	1 Months Ended
Jun. 30, 2012
Borrowings Under Repurchase Agreements
Number of counterparties to master repurchase agreement	9
Number of counterparties to repurchase agreement	9
Certain characteristics of the Company's repurchase agreements
Repurchase Agreement Borrowings	$ 1,736,493,000
Weighted Average Interest Rate on Borrowings Outstanding at end of period (as a percent)	0.42%
Weighted Average Remaining Maturity (days)	54 days
Agency RMBS
Certain characteristics of the Company's repurchase agreements
Repurchase Agreement Borrowings	1,736,493,000
Weighted Average Interest Rate on Borrowings Outstanding at end of period (as a percent)	0.42%
Weighted Average Remaining Maturity (days)	54 days
Borrowings under repurchase agreement
Borrowings Under Repurchase Agreements
Average borrowings under repurchase agreements	1,500,000,000
Maximum balance	$ 1,700,000,000
Borrowings under repurchase agreement | Minimum
Borrowings Under Repurchase Agreements
Term of repurchase agreements	1 month
Borrowings under repurchase agreement | Maximum
Borrowings Under Repurchase Agreements
Term of repurchase agreements	3 months

Collateral Positions (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Collateral Positions
Assets Pledged- Fair Value	$ 1,827,089
RMBS held by counterparties as security for repurchase agreements	1,819,089
Cash collateral for derivatives	8,000
Cash posted as collateral under interest rate swaps and repurchase agreements	4,309
Amortized Cost	1,815,774
Accrued Interest	5,397
Fair Value of Assets Pledged and Accrued Interest	1,832,486
Agency RMBS Repurchase Agreement
Collateral Positions
Cash collateral for derivatives	8,000
Derivatives
Collateral Positions
Cash collateral for derivatives	8,000
Agency RMBS | Assets pledged for borrowings under repurchase agreements
Collateral Positions
RMBS held by counterparties as security for repurchase agreements	1,819,089
Amortized Cost	1,815,774
Accrued Interest	5,397
Fair Value of Assets Pledged and Accrued Interest	$ 1,824,486

Derivative Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Estimated Fair Value
Interest rate swaps, assets	$ 1,283
Interest rate swaps, liabilities	(6,327)
Accrued Interest
Total derivative instruments	1,000
Interest rate swaps | Derivative instruments not accounted as hedges under GAAP
Notional Amount
Interest rate swaps, assets	89,000
Interest rate swaps, liabilities	926,500
Total derivative instruments	1,015,500
Estimated Fair Value
Interest rate swaps, assets	1,283
Interest rate swaps, liabilities	(6,327)
Total derivative instruments	(5,044)
Accrued Interest
Interest rate swaps, assets	95
Interest rate swaps, liabilities	627
Total derivative instruments	$ 722

Derivative Instruments (Details 2) (Interest rate swaps, Derivative instruments not accounted as hedges under GAAP, USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Average fixed pay rate and average maturity for the Company's interest rate swaps
Notional Amount	$ 1,015,500	$ 1,015,500
Average Fixed Pay Rate (as a percent)	1.30%	1.30%
Average Maturity (Years)	6 years 8 months 12 days
Derivative instruments that are forward starting swaps (as a percent)	22.00%	22.00%
Period of forward starting swaps		1 year
Greater than 1 year and less than 3 years
Average fixed pay rate and average maturity for the Company's interest rate swaps
Notional Amount	320,000	320,000
Average Fixed Pay Rate (as a percent)	0.70%	0.70%
Average Maturity (Years)	2 years 4 months 24 days
Greater than 1 year and less than 3 years | Minimum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	1 year
Greater than 1 year and less than 3 years | Maximum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	3 years
Greater than 3 years and less than 5 years
Average fixed pay rate and average maturity for the Company's interest rate swaps
Notional Amount	165,000	165,000
Average Fixed Pay Rate (as a percent)	1.10%	1.10%
Average Maturity (Years)	4 years 7 months 6 days
Greater than 3 years and less than 5 years | Minimum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	3 years
Greater than 3 years and less than 5 years | Maximum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	5 years
Greater than 5 years
Average fixed pay rate and average maturity for the Company's interest rate swaps
Notional Amount	$ 530,500	$ 530,500
Average Fixed Pay Rate (as a percent)	1.80%	1.80%
Average Maturity (Years)	10 years
Greater than 5 years | Minimum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	5 years

Derivative Instruments (Details 3) (USD $)	Jun. 30, 2012
Additional disclosure
Cash collateral for derivatives	$ 8,000,000
Interest rate swaps | Derivative instruments not accounted as hedges under GAAP
Additional disclosure
Estimated fair value of derivatives in a net liability position, which includes accrued interest	6,700,000
Cash collateral for derivatives	8,000,000
Termination value	$ 6,700,000

Derivative Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Amounts recognized on the statements of operations related to the Company's derivatives
Mark-to-market adjustments on derivative instruments	$ (5,408)
Loss on derivative instruments	(5,313)
Derivative instruments not accounted as hedges under GAAP
Amounts recognized on the statements of operations related to the Company's derivatives
Interest Income (expense), net	95
Mark-to-market adjustments on derivative instruments	(5,408)
Loss on derivative instruments	(5,313)
Interest rate swaps | Derivative instruments not accounted as hedges under GAAP
Amounts recognized on the statements of operations related to the Company's derivatives
Interest Income (expense), net	(722)
Mark-to-market adjustments on derivative instruments	(5,044)
Loss on derivative instruments	(5,766)
Agency Interest-Only Strips | Derivative instruments not accounted as hedges under GAAP
Amounts recognized on the statements of operations related to the Company's derivatives
Interest Income (expense), net	817
Mark-to-market adjustments on derivative instruments	(364)
Loss on derivative instruments	$ 453

Related Party Transactions (Details) (USD $)	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 item
Related Party Transactions
Management fees	$ 407,000
Manager
Related Party Transactions
Management fees (as a percent)		1.50%
Renewal term of management agreement		1 year
Notice period to terminate the Management Agreement following initial term		180 days
Multiple of average annual management fees used to calculate termination fee		3
Prior period over which management fees were incurred used to calculate the termination fee under the Management Agreement		24 months
Notice period to terminate the Management Agreement for cause		30 days
Management fees	400,000
Management fees due to related party	400,000	400,000
Offering costs		1,200,000
Offering costs due to related party	$ 1,200,000	$ 1,200,000
Manager | Minimum
Related Party Transactions
Proportion of affirmative votes by the entity's independent directors to terminate the Management Agreement (as a percent)		67.00%
Proportion of votes required by the entity's independent directors for acceptance of reduction in management fees (as a percent)		67.00%

Share-Based Payments (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended								0 Months Ended	1 Months Ended				0 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Restricted common stock	Jun. 30, 2012 Restricted common stock January 2013	Jun. 30, 2012 Restricted common stock May 2013	Jun. 30, 2012 Restricted common stock January 2014	Jun. 30, 2012 Restricted common stock May 2014	Jun. 30, 2012 Restricted common stock January 2015	Jun. 30, 2012 Restricted common stock May 2015	May 31, 2012 Restricted common stock Independent directors item	Jun. 30, 2012 Restricted common stock Chief Financial Officer	Jun. 30, 2012 Restricted common stock Chief Financial Officer January 2013	Jun. 30, 2012 Restricted common stock Chief Financial Officer January 2014	Jun. 30, 2012 Restricted common stock Chief Financial Officer January 2015	May 31, 2012 Restricted common stock Manager
Share-Based Payments
Awards granted (in shares)									4,500					51,159
Shares granted as a percentage of aggregate number of shares of common stock sold in the IPO														0.50%
Awards granted to each of the entity's independent directors (in shares)									1,500	10,455
Number of independent directors to whom awards were granted									3
Awards to be vested (as a percent)											33.00%	33.00%	33.00%
Vesting period									1 year
Shares authorized (as a percent)	3.00%
Shares initially reserved for issuance under the Equity plan (in shares)	308,335
General and administrative, non-cash stock based compensation	$ 54
Summery of restricted common stock vesting dates
Shares Vesting (in shares)		66,114	3,485	21,553	3,485	17,053	3,485	17,053

Initial Public Offering and Private Placements (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		1 Months Ended
	Jun. 30, 2012 item	May 09, 2012	Jun. 30, 2012 Manager	Mar. 31, 2012 Manager	May 09, 2012 Initial public offering through underwriters	May 09, 2012 Private placement Manager	May 09, 2012 Private placement Certain institutional accredited investors
Initial Public Offering and Private Placements
Number of shares or units authorized to be sold					8,000,000	46,043	2,231,787
Offering price (in dollars per share)					$ 20	$ 20
Aggregate offering price					$ 160	$ 0.9	$ 44.6
Offering price per unit (in dollars per share)							$ 20
Number of shares of common stock for each unit		1
Number of common shares that can be acquired upon exercise of each whole warrant		0.5
Exercise price (in dollars per share)		$ 20.5
Number of private placements	2
Net proceeds from IPO and private placements	204.4
Offering expenses	1.2
Threshold limit for reimbursement of offering expenses by manager			1.2	1.2
Amount of the underwriting discount and other costs in the initial public offering and placement agent fees paid by related party			$ 7.8

Net Income per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Numerator:
Net income attributable to common stockholders and participating securities for basic and diluted earnings per share (in dollars)	$ 4,261
Denominator:
Weighted average shares of common stock outstanding	10,277,830
Weighted average participating securities	56,994
Denominator for basic and diluted earnings per share-weighted average shares of common stock outstanding and common stock equivalents outstanding	10,334,824
Basic and diluted net income per weighted average share of common stock	$ 0.41

Subsequent Events (Details) (Subsequent events, USD $)	1 Months Ended
Jul. 31, 2012
Subsequent events
Subsequent Events
Dividend declared (in dollars per share)	$ 0.38